As filed with the Securities and Exchange Commission

on November 23, 2016

Securities Act File No. 333-______

Investment Company Act File No. 811-_______

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No.	☐

(Check appropriate box or boxes)

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

Registrant’s Telephone Number, Including Area Code:

William Rhind

GraniteShares ETF Trust

30 Vesey Street, 9th Floor

New York, New York 10007

(Name and Address of Agent for Service)

Copy to:
W. Thomas Conner, Esq.
Reed Smith LLP
1301 K St., N.W.
Washington, DC 20005-2404

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

GRANITESHARES FUNDS

Prospectus

[Date], 2016

GRANITESHARES FUNDS	BATS GLOBAL MARKETS, INC. TICKER SYMBOL
GraniteShares Bloomberg Commodity Index Investment Fund
GraniteShares GSCI Commodity Index Investment Fund
GraniteShares S&P MLP Index Investment Fund

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission have not approved these funds, nor have they passed upon the adequacy or accuracy of this prospectus. It is a criminal offense to state otherwise.

GraniteShares Funds are advised by GraniteShares Advisers, LLC.

GRANITESHARES BLOOMBERG COMMODITY INDEX INVESTMENT FUND – SUMMARY

INVESTMENT OBJECTIVE

The fund seeks to track the performance, before fees and expenses, of the Bloomberg Commodity Index (Total Return).

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the table or the Example below.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees are expressed as a percentage of the fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.__	%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses(1)	0.__	%
Total Annual Fund Operating Expenses	0.__	%
Fee Waiver and Expense Reimbursement(2)	0.__	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.__	%

(1)	The Other Expenses are estimated amounts for the current fiscal year, as the fund has not commenced operations as of the date of this prospectus. The Other Expenses include independent trustee fees, printing fees, Chief Compliance Officer fees, and costs paid to other third party service providers.

(2)	GraniteShares Advisers, LLC (the “Adviser”) has contractually agreed to waive or reduce its fees and to reimburse the fund for its expenses until [__________ ___, 20__], so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) of the fund are limited to 0.__% of average net assets (the “Expense Limitation Agreement”). After such date, the expense limitation may be renewed, terminated or revised by the Adviser. The Adviser is permitted to recoup from the fund previously waived advisory fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause the fund’s Operating Expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed or at the time of recoupment. The Expense Limitation Agreement may not be terminated by any of the parties to the Agreement, including the Board of Trustees, prior to [___________ ____, 20__].

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$__	$___(1)

(1)	The 3 Year example is calculated with the expectation that the Expense Limitation Agreement will not be in place after [__________ ___, 20__]

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the fund pays higher transaction costs and may result in higher taxes. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Bloomberg Commodity Index (Total Return)

The fund seeks to track the performance, before fees and expenses, of the Bloomberg Commodity Index (Total Return) (the “Index”), providing investors with an investment program that combines broad-based exposure to commodities with a total return component reflecting a portfolio of bonds, debt securities and other fixed income securities (“Fixed Income Securities”) issued by various U.S. public- or private-sector entities. The Index, which is published by UBS Securities LLC together with Bloomberg Finance L.P. (collectively, “Bloomberg”), is designed to provide broad-based exposure to commodities as an asset class, with no single commodity or commodity sector dominating the Index.

The Index is a rules-based index that, in order to provide a fair representation of the importance of a diversified group of commodities to the world economy, uses both liquidity data and U.S. dollar–weighted production data in determining the selection and relative weightings of included commodities. Twenty-four commodities have been selected that are believed to be both sufficiently significant to the world economy to merit consideration and that are tradable through a qualifying related futures contract. One or more “designated futures contracts” are selected for each of the 24 eligible commodities, subject to review by an Index Oversight Committee. The eligible futures contracts are then weighted according to a proprietary methodology for liquidity and production, and contracts with insufficient liquidity and/or production are eliminated.

Currently, the Index consists of 20 commodities: aluminum, coffee, copper, corn, cotton, crude oil (WTI and Brent), gold, ULS Diesel, lean hogs, live cattle, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago and KC HRW), and zinc. Because it does not take delivery of the underlying commodities, it is a “rolling index.” The composition of the Index is rebalanced by Bloomberg each year pursuant to its rules-based methodology by index managers operating under the supervision of the Index Oversight Committee. Once approved, the new composition of the Index is publicly announced and takes effect in the month of January immediately following the announcement.

The Fund’s Investment Strategy

The fund seeks to achieve its investment objective by investing in commodity-linked investment contracts that derive their value from the performance of the Index, as described below, or its constituents, and in Fixed Income Securities.

Commodity-linked investment contracts. The fund seeks exposure to the commodities component of the Index by investing in commodity-linked derivative investment contracts, including swap agreements and futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the Index and its constituents. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked investment contract is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or commodity futures contract. The value of commodity-linked derivative investment contracts, like other investment securities, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Futures Contracts: The fund seeks to track the investment results of the Index before fees and expenses of the fund. The Index reflects the return from the group of commodities futures contracts described above, together with the return on specified U.S. Treasury securities that are deemed to have been held to collateralize a hypothetical long position in these futures contracts. The fund may seek to achieve its investment objective by holding long positions in index futures contracts (“Index Futures”) reflecting the performance of the commodities component of the Index and that will have settlement values at expiration based on the level of the Index at that time, and earning interest on the Fixed Income Securities.

Swap Agreements: The fund may invest in swap agreements to seek to enable the fund to gain exposure to commodities or the Index without investing in specific commodities futures contracts or other derivative instruments. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return, or some other amount earned or realized on the “notional amount” of predetermined investments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (i.e., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may hard to value). Swaps may be considered illiquid. The fund intends to invest only in cleared swaps, which is intended to reduce the counterparty, illiquidity, and pricing risks.

Fixed Income Securities. While the fund will invest in commodity-linked investment contracts with a notional value equal to the total net assets of the fund, generally only a relatively small percentage of the fund’s assets are required to be deposited as margin or collateral for such contracts. Accordingly, most of the fund’s assets will be invested in Fixed Income Securities. The Fixed Income Securities in which the fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up two years. The fund’s Fixed Income Securities holdings serve as margin or collateral for the fund’s derivative investment contract positions and earn income for the fund.

The Index assumes an investment in a portfolio of U.S. Treasury bills, with the return calculated by using the most recent weekly auction high rate for 13 week (3 month) U.S. Treasury bills, as published by the Bureau of the Public Debt of the U.S. Treasury. The Adviser may seek to actively manage the Fixed Income Securities portion of the fund’s portfolio to, among other things, track the Index more closely by neutralizing the impact of fund fees and expenses. The Adviser may seek to obtain a higher yield than the Index realizes from an investment in Treasury bills by taking into account differences in yields among securities of different maturities, market sectors and issuers. The fund does not target a specific duration or maturity for the debt securities in which it invests.

The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

CONCENTRATION POLICY

The fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the fund.

Principal risk factors for the fund are discussed below. The fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the fund. The investment program of the fund is speculative, entails substantial risks and includes asset classes and investment techniques not employed by more traditional mutual funds. There can be no assurance that the investment objective of the fund will be achieved.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AUTHORIZED PARTICIPANT CONCENTRATION RISK

Only an authorized participant that has entered into an agreement with the fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of Authorized Participants.

CASH TRANSACTION RISK

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities. An investment in fund shares may be less tax efficient than investments in shares of conventional ETFs (for example, those that track an index of corporate equity securities), and there may be a substantial difference in the after-tax rate of return between the fund and conventional ETFs.

CLEARING BROKER RISK

The failure or bankruptcy of the fund’s clearing broker could result in a substantial loss of fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

COMMODITY AND COMMODITY-LINKED DERIVATIVE RISK

Commodities. The fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodity index futures, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Commodity-Linked Derivative Instruments. The use of derivative instruments by the fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The commodities-linked derivative instruments in which the fund invests tend to be more volatile than many other types of financial instruments and may subject the fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the fund buys, which may make it difficult for the fund to sell them at an acceptable price. The fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

In December 2015, the United States Securities and Exchange Commission proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the fund’s ability to invest in derivatives and other instruments and adversely affect the fund’s performance and ability to pursue its investment objectives.

Commodity Futures. The value of fund shares fluctuates based on the prices of commodity futures contracts reflected in the Index. The following events, among others, would generally result in a decline in the price of fund shares:

●	A significant increase in hedging activity by producers of the underlying commodities.

●	A significant change in the attitude of speculators and investors toward the futures contracts or commodities underlying the Index.

●	Significant reductions in the size of positions permitted to be owned by the fund or others in derivatives with respect to the Index or in the futures contracts and/or commodities underlying the index.

Conversely, several factors could trigger a temporary increase in the price of the futures contracts or commodities underlying the Index. In that case, you could buy fund shares at prices affected by the temporarily high commodity prices, and you could subsequently incur losses when the causes for the temporary increase disappear.

Commodity Swaps. The fund may invest in swap agreements to seek to enable the fund to gain exposure to commodities or the Index without investing in specific commodities futures contracts or other derivative instruments. If a counterparty to a swap agreement becomes bankrupt or otherwise fails to perform its obligations under the swap due to financial difficulties, the fund could suffer losses. Under certain market conditions, the fund may invest in a single swap, and a bankruptcy or other performance failure by the counterparty to the swap could cause the fund to suffer a complete loss of its assets. In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

COMMODITY POOL RISK

Under regulations promulgated by the CFTC, the fund is considered a commodity pool, and therefore is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the fund in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the fund.

CREDIT RISK

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the fund when due.

CYBER SECURITY RISK

Failures or breaches of the electronic systems of the fund, the Adviser, and the fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the fund invests have the ability to cause disruptions and negatively impact the fund’s business operations, potentially resulting in financial losses to the fund and its shareholders.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

INDEX FUTURES RISK

Although Index Futures are based on the Index, the value of the Index Futures could be affected by factors that do not directly affect the Index, and accordingly, the value of the Index Futures and the level of the Index may vary from each other.

INDEX-RELATED RISK

Errors in Index data, Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by Bloomberg for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

LEVERAGE RISK

While the fund does not seek leveraged returns, the fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the fund with investment exposure greater than the value of the fund’s investment in the derivative. As a result, these derivatives may magnify losses to the fund, and even a small market movement may result in significant losses to the fund.

LIQUIDITY RISK

The fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

MARKET RISK

The fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

NEW FUND RISK

The fund is new with no operating history. As a result, there can be no assurance that the fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

NON-CORRELATION RISK

There is no guarantee that the fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. To achieve a high degree of correlation with the Index, the fund seeks to rebalance its portfolio to remain consistent with its investment objective. The fund may have difficulty achieving its investment objective due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments held by the fund.

NON-DIVERSIFICATION RISK

The fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

OPERATIONAL RISK

The fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

PASSIVE INVESTMENT RISK

The fund and the Index are not actively managed. The fund may hold financial instruments that track the Index regardless of their current or projected performance and does not attempt to take defensive positions under any market conditions, including declining markets. Maintaining investments in financial instruments regardless of market conditions or the performance of individual financial instruments could cause the fund’s return to be lower than if the fund employed an active strategy.

PORTFOLIO TURNOVER RISK

The fund may engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

REGULATORY RISK

The fund is subject to the risk that a change in U.S. law and related regulations will impact the way the fund operates, increase the particular costs of the fund’s operations and/or change the competitive landscape.

SECONDARY MARKET TRADING RISK

An investment in the fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of fund shares. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although fund shares are listed for trading on the BATS Global Markets, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of Net Asset Value. The net asset value of fund shares will generally fluctuate with changes in the market value of the fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the fund’s net asset value and supply and demand of shares on the Exchange. It cannot be predicted whether fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

TAX RISK

To qualify as a regulated investment company (“RIC”), the fund must meet certain requirements concerning the source of its income. The fund intends to meet the requirements necessary to qualify for favorable tax treatment as regulated investment company under Subchapter M of the Internal Revenue Code. As such, the fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income, and annual distribution requirements. If the fund fails to satisfy such requirements, it may lose its status as a RIC and, in such case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. Disqualification as a RIC would have a material adverse effect on the value of the fund’s shares and the fund’s distribution amounts.

U.S. GOVERNMENT SECURITIES RISK

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

VALUATION RISK

During periods of reduced market liquidity or readily available market quotations, the fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the fund to accurately assign a daily value to its holdings.

PERFORMANCE

The fund is new and therefore does not have performance history for a full calendar year. Once available, the fund’s performance information will be accessible on the fund’s website at www.____________.com and will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance and by showing how the fund’s returns compare with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

PORTFOLIO MANAGEMENT

Investment adviser: GraniteShares Advisers, LLC

Portfolio managers: Benoit Autier has been the portfolio manager of the fund since inception.

PURCHASE AND SALE OF FUND SHARES

The funds issues and redeems shares at net asset value only in a large specified number of shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of [     ] shares. Individual shares of a fund may only be purchased and sold in secondary market transactions through brokers. Shares of the fund are listed on BATS Global Markets, Inc., and because fund shares trade at market prices rather than net asset value, shares of the fund may trade at a price greater than or less than net asset value.

TAX INFORMATION

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the fund and its related companies may pay the Intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend the fund over another investment. Any such arrangements do not result in increased fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

GRANITESHARES GSCI COMMODITY INDEX INVESTMENT FUND – SUMMARY

INVESTMENT OBJECTIVE

The fund seeks to track the performance, before fees and expenses, of the S&P GSCI Total Return Index.

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the table or the Example below.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees are expressed as a percentage of the fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.__	%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses(1)	0.__	%
Total Annual Fund Operating Expenses	0.__	%
Fee Waiver and Expense Reimbursement(2)	0.__	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.__	%

(1)	The Other Expenses are estimated amounts for the current fiscal year, as the fund has not commenced operations as of the date of this prospectus. The Other Expenses include independent trustee fees, printing fees, Chief Compliance Officer fees, and costs paid to other third party service providers.

(2)	GraniteShares Advisers, LLC (the “Adviser”) has contractually agreed to waive or reduce its fees and to reimburse the fund for its expenses until [__________ ___, 20__], so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) of the fund are limited to 0.__% of average net assets (the “Expense Limitation Agreement”). After such date, the expense limitation may be renewed, terminated or revised by the Adviser. The Adviser is permitted to recoup from the fund previously waived advisory fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause the fund’s Operating Expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed or at the time of recoupment. The Expense Limitation Agreement may not be terminated by any of the parties to the Agreement, including the Board of Trustees, prior to [___________ ____, 20__].

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$__	$___(1)

(1)	The 3 Year example is calculated with the expectation that the Expense Limitation Agreement will not be in place after [__________ ___, 20__]

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the fund pays higher transaction costs and may result in higher taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The S&P GSCI Total Return Index

The fund seeks to track the performance, before fees and expenses, of the S&P GSCI Total Return Index (the “Index”), providing investors with an investment program that combines broad-based exposure to commodities with a total return component reflecting a portfolio of bonds, debt securities and other fixed income securities (“Fixed Income Securities”) issued by various U.S. public- or private-sector entities. The Index, which is published by S&P Dow Jones Indices (“S&P”), is designed to be measure of commodity market performance over time.

The Index is a rules-based index that is calculated primarily on a world production-weighted basis and comprises the principal physical commodities that are the subject of active, liquid futures markets. There is no limit on the number of contracts that may be included in the Index; any contract that satisfies the eligibility criteria and the other conditions specified in the Index methodology are included.

The commodities included in the Index are weighted on a production basis to reflect the relative significance (in the view of S&P) of those commodities to the world economy.

The quantity of each of the contracts included in the Index is determined on the basis of a five-year average, referred to as the “world production average,” of the production quantity of the underlying commodity as published by the United Nations Statistical Yearbook, the Industrial Commodity Statistic Yearbook and other official sources. The five-year moving average is updated annually for each commodity included in the Index based on the most recent five-year period (ending approximately one and a half years prior to the date of calculation and moving backwards) for which complete data for all commodities is available.

S&P reevaluates the composition of the Index at the conclusion of each year, based on the above criteria. Other commodities that satisfy that criteria, if any, are expected to be added to the Index. Commodities included in the Index that no longer satisfy that criteria, if any, are expected to be deleted.

S&P is expected to publish the nature of the changes, through websites, new media or other outlets, with as much prior notice to market participants as is reasonably practicable.

Currently, the Index consists of 22 commodities: crude oil (WTI and Brent), corn, live cattle, wheat (Chicago and Kansas), heating oil, gasoil, gold, copper, RBOB gasoline, soybeans, natural gas, aluminum, lean hogs, sugar, cotton, feeder cattle, coffee, zinc, lead, nickel, cocoa and silver.

The Fund’s Investment Strategy

The fund seeks to achieve its investment objective by investing in commodity-linked investment contracts that derive their value from the performance of the Index, as described below, or its constituents, and in Fixed Income Securities.

Commodity-linked investment contracts. The fund seeks exposure to the commodities component of the Index by investing in commodity-linked derivative investment contracts, including swap agreements and futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the Index and its constituents. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked investment contract is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or commodity futures contract. The value of commodity-linked derivative investment contracts, like other investment securities, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Futures Contracts: The fund seeks to track the investment results of the Index before fees and expenses of the fund. The Index reflects the return from the group of commodities futures contracts described above, together with the return on specified U.S. Treasury securities that are deemed to have been held to collateralize a hypothetical long position in these futures contracts. The fund may seek to achieve its investment objective by holding long positions in index futures contracts (“Index Futures”) reflecting the performance of the commodities component of the Index and that will have settlement values at expiration based on the level of the Index at that time, and earning interest on the Fixed Income Securities.

Swap Agreements: The fund may invest in swap agreements to seek to enable the fund to gain exposure to commodities or the Index without investing in specific commodities futures contracts or other derivative instruments. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return, or some other amount earned or realized on the “notional amount” of predetermined investments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (i.e., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may hard to value). Swaps may be considered illiquid. The fund intends to invest only in cleared swaps, which is intended to reduce the counterparty, illiquidity, and pricing risks.

Fixed Income Securities. While the fund will invest in commodity-linked investment contracts with a notional value equal to the total net assets of the fund, generally only a relatively small percentage of the fund’s assets are required to be deposited as margin or collateral for such contracts. Accordingly, most of the fund’s assets will be invested in Fixed Income Securities. The Fixed Income Securities in which the fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up two years. The fund’s Fixed Income Securities holdings serve as margin or collateral for the fund’s derivative investment contract positions and earn income for the fund.

The Index assumes an investment in a portfolio of U.S. Treasury bills, with the return calculated by using the 91-day discount rate for U.S. Treasury bills, as reported by the U.S. Department of the Treasury’s Treasury Direct service. The Adviser may seek to actively manage the Fixed Income Securities portion of the fund’s portfolio to, among other things, track the Index more closely by neutralizing the impact of fund fees and expenses. The Adviser may seek to obtain a higher yield than the Index realizes from an investment in Treasury bills by taking into account differences in yields among securities of different maturities, market sectors and issuers. The fund does not target a specific duration or maturity for the debt securities in which it invests.

The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

CONCENTRATION POLICY

The fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the fund.

Principal risk factors for the fund are discussed below. The fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the fund. The investment program of the fund is speculative, entails substantial risks and includes asset classes and investment techniques not employed by more traditional mutual funds. There can be no assurance that the investment objective of the fund will be achieved.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AUTHORIZED PARTICIPANT CONCENTRATION RISK

Only an authorized participant that has entered into an agreement with the fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of Authorized Participants.

CASH TRANSACTION RISK

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities. An investment in fund shares may be less tax efficient than investments in shares of conventional ETFs (for example, those that track an index of corporate equity securities), and there may be a substantial difference in the after-tax rate of return between the fund and conventional ETFs.

CLEARING BROKER RISK

The failure or bankruptcy of the fund’s clearing broker could result in a substantial loss of fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

COMMODITY AND COMMODITY-LINKED DERIVATIVE RISK

Commodities. The fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodity index futures, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Commodity-Linked Derivative Instruments. The use of derivative instruments by the fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The use of derivative instruments by the fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The commodities-linked derivative instruments in which the fund invests tend to be more volatile than many other types of financial instruments and may subject the fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the fund buys, which may make it difficult for the fund to sell them at an acceptable price. The fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

In December 2015, the United States Securities and Exchange Commission proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the fund’s ability to invest in derivatives and other instruments and adversely affect the fund’s performance and ability to pursue its investment objectives.

Commodity Futures. The value of fund shares fluctuates based on the prices of commodity futures contracts reflected in the Index. The following events, among others, would generally result in a decline in the price of fund shares:

●	A significant increase in hedging activity by producers of the underlying commodities.

●	A significant change in the attitude of speculators and investors toward the futures contracts or commodities underlying the Index.

●	Significant reductions in the size of positions permitted to be owned by the fund or others in derivatives with respect to the Index or in the futures contracts and/or commodities underlying the index.

Conversely, several factors could trigger a temporary increase in the price of the futures contracts or commodities underlying the Index. In that case, you could buy fund shares at prices affected by the temporarily high commodity prices, and you could subsequently incur losses when the causes for the temporary increase disappear.

Commodity Swaps. The fund may invest in swap agreements to seek to enable the fund to gain exposure to commodities or the Index without investing in specific commodities futures contracts or other derivative instruments. If a counterparty to a swap agreement becomes bankrupt or otherwise fails to perform its obligations under the swap due to financial difficulties, the fund could suffer losses. Under certain market conditions, the fund may invest in a single swap, and a bankruptcy or other performance failure by the counterparty to the swap could cause the fund to suffer a complete loss of its assets. In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

COMMODITY POOL RISK

Under regulations promulgated by the CFTC, the fund is considered a commodity pool, and therefore is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the fund in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the fund.

CREDIT RISK

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the fund when due.

CYBER SECURITY RISK

Failures or breaches of the electronic systems of the fund, the Adviser, and the fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the fund invests have the ability to cause disruptions and negatively impact the fund’s business operations, potentially resulting in financial losses to the fund and its shareholders.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

INDEX FUTURES RISK

Although Index Futures are based on the Index, the value of the Index Futures could be affected by factors that do not directly affect the Index, and accordingly, the value of the Index Futures and the level of the Index may vary from each other.

INDEX-RELATED RISK

Errors in Index data, Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by S&P for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

LEVERAGE RISK

While the fund does not seek leveraged returns, the fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the fund with investment exposure greater than the value of the fund’s investment in the derivative. As a result, these derivatives may magnify losses to the fund, and even a small market movement may result in significant losses to the fund.

LIQUIDITY RISK

The fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

MARKET RISK

The fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

NEW FUND RISK

The fund is new with no operating history. As a result, there can be no assurance that the fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

NON-CORRELATION RISK

There is no guarantee that the fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. To achieve a high degree of correlation with the Index, the fund seeks to rebalance its portfolio to remain consistent with its investment objective. The fund may have difficulty achieving its investment objective due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments held by the fund.

NON-DIVERSIFICATION RISK

The fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

OPERATIONAL RISK

The fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

PASSIVE INVESTMENT RISK

The fund and the Index are not actively managed. The fund may hold financial instruments that track the Index regardless of their current or projected performance and does not attempt to take defensive positions under any market conditions, including declining markets. Maintaining investments in financial instruments regardless of market conditions or the performance of individual financial instruments could cause the fund’s return to be lower than if the fund employed an active strategy.

PORTFOLIO TURNOVER RISK

The fund may engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

REGULATORY RISK

The fund is subject to the risk that a change in U.S. law and related regulations will impact the way the fund operates, increase the particular costs of the fund’s operations and/or change the competitive landscape.

SECONDARY MARKET TRADING RISK

An investment in the fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of fund shares. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although fund shares are listed for trading on the BATS Global Markets, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of Net Asset Value. The net asset value of fund shares will generally fluctuate with changes in the market value of the fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the fund’s net asset value and supply and demand of shares on the Exchange. It cannot be predicted whether fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

TAX RISK

To qualify as a regulated investment company (“RIC”), the fund must meet certain requirements concerning the source of its income. The fund intends to meet the requirements necessary to qualify for favorable tax treatment as regulated investment company under Subchapter M of the Internal Revenue Code. As such, the fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income, and annual distribution requirements. If the fund fails to satisfy such requirements, it may lose its status as a RIC and, in such case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. Disqualification as a RIC would have a material adverse effect on the value of the fund’s shares and the fund’s distribution amounts.

U.S. GOVERNMENT SECURITIES RISK

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

VALUATION RISK

During periods of reduced market liquidity or readily available market quotations, the fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the fund to accurately assign a daily value to its holdings.

PERFORMANCE

The fund is new and therefore does not have performance history for a full calendar year. Once available, the fund’s performance information will be accessible on the fund’s website at www.____________.com and will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance and by showing how the fund’s returns compare with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

PORTFOLIO MANAGEMENT

Investment adviser: GraniteShares Advisers, LLC

Portfolio managers: Benoit Autier has been the portfolio manager of the fund since inception.

PURCHASE AND SALE OF FUND SHARES

The fund issues and redeems shares at net asset value only in a large specified number of shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of _______ shares. Individual shares of a fund may only be purchased and sold in secondary market transactions through brokers. Shares of the fund are listed on BATS Global Markets, Inc., and because fund shares trade at market prices rather than net asset value, shares of the fund may trade at a price greater than or less than net asset value.

TAX INFORMATION

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the fund and its related companies may pay the Intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend the fund over another investment. Any such arrangements do not result in increased fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

GRANITESHARES S&P MLP INDEX INVESTMENT
FUND – SUMMARY

INVESTMENT OBJECTIVE

The fund seeks to track the performance, before fees and expenses, of the S&P MLP Index.

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the table or the Example below.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees are expressed as a percentage of the fund’s average daily net assets.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.__	%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses(1)	0.__	%
Total Annual Fund Operating Expenses	0.__	%
Fee Waiver and Expense Reimbursement(2)	0.__	%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.__	%

(1)	The Other Expenses are estimated amounts for the current fiscal year, as the fund has not commenced operations as of the date of this prospectus. The Other Expenses include independent trustee fees, printing fees, Chief Compliance Officer fees, and costs paid to other third party service providers.

(2)	GraniteShares Advisers, LLC (the “Adviser”) has contractually agreed to waive or reduce its fees and to reimburse the fund for its expenses until [__________ ___, 20__], so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) of the fund are limited to 0.__% of average net assets (the “Expense Limitation Agreement”). After such date, the expense limitation may be renewed, terminated or revised by the Adviser. The Adviser is permitted to recoup from the fund previously waived advisory fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause the fund’s Operating Expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed or at the time of recoupment. The Expense Limitation Agreement may not be terminated by any of the parties to the Agreement, including the Board of Trustees, prior to [___________ ____, 20__].

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EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$__	$___(1)

(1)	The 3 Year example is calculated with the expectation that the Expense Limitation Agreement will not be in place after [__________ ___, 20__]

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the fund pays higher transaction costs and may result in higher taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The S&P MLP Index

The fund seeks to track the performance, before fees and expenses, of the S&P MLP Index (the “Index”), which is designed to measure the total return performance of leading master limited partnerships and publicly traded limited liability companies which have a similar legal structure to master limited partnerships and share the same tax benefits (collectively, “MLPs”) that operate mostly in the oil and gas industries and trade on major U.S. exchanges. The Index focuses on MLPs in the Global Industry Classification Standard (“GICS®”) Energy Sector and the GICS Gas Utilities Industry. The Global Industry Classification Standard was developed by and is the exclusive property and trademark of Standard & Poor’s and MSCI Barra.

The Index is owned, maintained, calculated, and published by S&P Dow Jones Indices (“S&P”). S&P designed the Index’s methodology to achieve the objective noted above of measuring the performance of leading MLPs trading on major U.S. exchanges.

Index Eligibility. To qualify for membership in the Index, a stock must be a publicly traded partnership with either a master limited partnership or a limited liability company structure. It must be listed on the NYSE (including NYSE Arca), the NYSE MKT, the NASDAQ Global Select Market, the NASDAQ Select Market or the NASDAQ Capital Market stock exchange, and it must belong to the GICS Energy Sector (GICS Code 10) or GICS Gas Utilities Industry (GICS Code 551020).

Timing of Changes. Index constituent membership is reviewed once a year at the October rebalancing. The reference date for such additions and deletions is after the closing of the last trading date of September. Index constituent changes and weight adjustments occur after the closing of third Friday of October.

Index Inclusion Criteria. At each annual rebalancing, a company in the qualifying universe is added to the Index if it has float-adjusted market capitalization (as defined below) of at least $300 million and an average daily value traded of at least $2 million for the three-prior months.

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Index Exclusion Criteria. Index constituents may be deleted from the Index during the annual rebalancing if the company no longer has a float-adjusted market capitalization of at least $250 million, no longer has an average daily value traded of at least $1.5 million for the prior three months, or if between annual rebalancings, the company is subject to certain corporate events such as mergers, acquisitions, bankruptcies, takeovers or delisting.

Index Constituent Weightings. The Index methodology employs a modified market capitalization-weighting scheme, using the divisor methodology used in most S&P Dow Jones equity indices. At each annual rebalancing, no stock can have a weight of more than 15% in the Index, and all stocks with a weight greater than 4.5%, based on float adjusted market capitalization, are not allowed, as a group, to exceed 45% of the Index. In order to uphold these parameters, the Index uses a modified market capitalization weighting scheme. Modifications are made to market capitalization weights, if required, to reflect available float, while applying single stock and concentration limit capping to the component securities. Float adjusted market capitalization does not include the value of a company’s shares held by a single controlling entity or person, and therefore not normally available for trading in the marketplace.

The Fund’s Investment Strategy

The fund seeks to achieve its investment objective by investing in MLP-linked investment contracts that derive their value from the performance of the Index, and in bonds, debt securities and other fixed income securities (“Fixed Income Securities”) issued by various U.S. public- or private-sector entities.

MLP-linked investment contracts. The fund seeks exposure to the MLP stocks included in the Index by investing in MLP-linked derivative investment contracts, including swap agreements and futures contracts that provide economic exposure to the investment returns of the MLP market, as represented by the Index and its constituents. The value of MLP-linked derivative investment contracts, like other investment securities, may be affected by overall market movements and other factors affecting the value of a particular company or the MLP industry.

Futures Contracts: The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may seek to achieve its investment objective by holding long positions in index futures contracts (“Index Futures”) that have settlement values at expiration based on the level of the MLP Index at that time, and earning interest on the Fixed Income Securities.

Swap Agreements: The fund may invest in swap agreements to seek to enable the fund to gain exposure to MLPs or the Index without investing in specific MLP interests or other derivative instruments. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return, or some other amount earned or realized on the “notional amount” of predetermined investments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (i.e., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may hard to value). Swaps may be considered illiquid. The fund intends to invest only in cleared swaps, which is intended to reduce the counterparty, illiquidity, and pricing risks.

Fixed Income Securities. While the fund will invest in MLP-linked investment contracts with a notional value equal to the total net assets of the fund, generally only a relatively small percentage of the fund’s assets are required to be deposited as margin or collateral for such contracts. Accordingly, most of the fund’s assets will be invested in Fixed Income Securities. The Fixed Income Securities in which the fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The fund’s Fixed Income Securities holdings serve as margin or collateral for the fund’s derivative investment contract positions and earn income for the fund. The fund does not target a specific duration or maturity for the debt securities in which it invests.

The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

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CONCENTRATION POLICY

The fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the fund.

Principal risk factors for the fund are discussed below. The fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the fund. The investment program of the fund is speculative, entails substantial risks and includes asset classes and investment techniques not employed by more traditional mutual funds. There can be no assurance that the investment objective of the fund will be achieved.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AUTHORIZED PARTICIPANT CONCENTRATION RISK

Only an authorized participant that has entered into an agreement with the fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of Authorized Participants.

CASH TRANSACTION RISK

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities. An investment in fund shares may be less tax efficient than investments in shares of conventional ETFs (for example, those that track an index of corporate equity securities), and there may be a substantial difference in the after-tax rate of return between the fund and conventional ETFs.

CLEARING BROKER RISK

The failure or bankruptcy of the fund’s clearing broker could result in a substantial loss of fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

COMMODITY POOL RISK

Under regulations promulgated by the CFTC, the fund is considered a commodity pool, and therefore is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the fund in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the fund.

CREDIT RISK

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the fund when due.

CYBER SECURITY RISK

Failures or breaches of the electronic systems of the fund, the Adviser, and the fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the fund invests have the ability to cause disruptions and negatively impact the fund’s business operations, potentially resulting in financial losses to the fund and its shareholders.

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DERIVATIVES RISK

The use of derivative instruments by the fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. Using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. In December 2015, the United States Securities and Exchange Commission proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the fund’s ability to invest in derivatives and other instruments and adversely affect the fund’s performance and ability to pursue its investment objectives.

ENERGY SECTOR RISK

The fund will invest in MLP-linked derivative instruments. These derivative instruments are subject to risks specific to energy industry, but not limited to, the following:

●	changes regulatory environment;

●	fluctuations in the prices of energy commodities;

●	reductions in the supply of or demand for energy commodities, such as a sustained reduced demand for crude oil, naturas gas and refined petroleum products resulting from a recession, an increase in market price, or higher taxes;

●	MLPs in the energy sector may be subject to various operational risks, such as disruption of operations, inability to timely and effectively integrate newly acquired assets, unanticipated operation and maintenance expenses, underestimated cost projections, and other risks arising from specific business strategies;

●	rising interest rates, which could result in a higher cost of capital;

●	extreme weather or other natural disasters; and

●	threats of attacks by terrorists.

EQUITY SECURITIES RISK

The price of MLP units and other equity securities will fluctuate based on changes in the financial condition of the relevant issuers and on market and economic conditions.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk.

INDEX FUTURES RISK

Although Index Futures are based on the Index, the value of the Index Futures could be affected by factors that do not directly affect the Index, and accordingly, the value of the Index Futures and the level of the Index may vary from each other.

INDEX-RELATED RISK

Errors in Index data, Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by S&P for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

INDUSTRY CONCENTRATION RISK

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the fund may face more risks than if it were diversified broadly over numerous industries or sectors.

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LEVERAGE RISK

While the fund does not seek leveraged returns, the fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the fund with investment exposure greater than the value of the fund’s investment in the derivative. As a result, these derivatives may magnify losses to the fund, and even a small market movement may result in significant losses to the fund.

LIQUIDITY RISK

The fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

MARKET RISK

The fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

MASTER LIMITED PARTNERSHIP RISK

An investment in units of an MLP involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP common units have the rights typically afforded to limited partners in limited partnerships. Accordingly, holders of common units will have limited control and limited voting rights on matters affecting the partnership. Holders of common units may also be subject to potential conflicts of interest with the MLP’s general partner, including those arising from incentive distribution payments. In addition, there are certain tax risks associated with investments in MLPs. Common units of MLPs may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than common shares of larger or more broadly-based companies. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

NEW FUND RISK

The fund is new with no operating history. As a result, there can be no assurance that the fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

NON-CORRELATION RISK

There is no guarantee that the fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. To achieve a high degree of correlation with the Index, the fund seeks to rebalance its portfolio to remain consistent with its investment objective. The fund may have difficulty achieving its investment objective due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments held by the fund.

NON-DIVERSIFICATION RISK

The fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

OPERATIONAL RISK

The fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

PASSIVE INVESTMENT RISK

The fund and the Index are not actively managed. The fund may hold financial instruments that track the Index regardless of their current or projected performance and does not attempt to take defensive positions under any market conditions, including declining markets. Maintaining investments in financial instruments regardless of market conditions or the performance of individual financial instruments could cause the fund’s return to be lower than if the fund employed an active strategy.

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PORTFOLIO TURNOVER RISK

The fund may engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

REGULATORY RISK

The fund is subject to the risk that a change in U.S. law and related regulations will impact the way the fund operates, increase the particular costs of the fund’s operations and/or change the competitive landscape.

SECONDARY MARKET TRADING RISK

An investment in the fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of fund shares. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although fund shares are listed for trading on the BATS Global Markets, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of Net Asset Value. The net asset value of fund shares will generally fluctuate with changes in the market value of the fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the fund’s net asset value and supply and demand of shares on the Exchange. It cannot be predicted whether fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

SWAPS RISK

Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement.

TAX RISK

To qualify as a regulated investment company (“RIC”), the fund must meet certain requirements concerning the source of its income. The fund intends to meet the requirements necessary to qualify for favorable tax treatment as regulated investment company under Subchapter M of the Internal Revenue Code. As such, the fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income, and annual distribution requirements. If the fund fails to satisfy such requirements, it may lose its status as a RIC and, in such case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. Disqualification as a RIC would have a material adverse effect on the value of the fund’s shares and the fund’s distribution amounts.

U.S. GOVERNMENT SECURITIES RISK

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

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VALUATION RISK

During periods of reduced market liquidity or readily available market quotations, the fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the fund to accurately assign a daily value to its holdings.

PERFORMANCE

The fund is new and therefore does not have performance history for a full calendar year. Once available, the fund’s performance information will be accessible on the fund’s website at www.____________.com and will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance and by showing how the fund’s returns compare with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

PORTFOLIO MANAGEMENT

Investment adviser: GraniteShares Advisers, LLC

Portfolio managers: Benoit Autier has been the portfolio manager of the fund since inception.

PURCHASE AND SALE OF FUND SHARES

The fund issues and redeems shares at net asset value only in a large specified number of shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of [ ] shares. Individual shares of a fund may only be purchased and sold in secondary market transactions through brokers. Shares of the fund are listed on BATS Global Markets, Inc., and because fund shares trade at market prices rather than net asset value, shares of the fund may trade at a price greater than or less than net asset value.

TAX INFORMATION

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the fund and its related companies may pay the Intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend the fund over another investment. Any such arrangements do not result in increased fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The GraniteShares Bloomberg Commodity Index Investment Fund seeks to track the performance, before fees and expenses, of the Bloomberg Commodity Index (Total Return).

The GraniteShares GSCI Commodity Index Investment Fund seeks to track the performance, before fees and expenses, of the S&P GSCI Total Return Index.

The GraniteShares S&P MLP Index Investment Fund seeks to track the performance, before fees and expenses, of the S&P MLP Index.

PRINCIPAL INVESTMENT STRATEGIES

GRANITESHARES BLOOMBERG COMMODITY INDEX INVESTMENT FUND

The Bloomberg Commodity Index (Total Return)

The fund seeks to track the performance, before fees and expenses, of the Bloomberg Commodity Index (Total Return) (the “Bloomberg Index”), providing investors with an investment program that combines broad-based exposure to commodities with a total return component reflecting a portfolio of bonds, debt securities and other fixed income securities (“Fixed Income Securities”) issued by various U.S. public- or private-sector entities. The Bloomberg Index, which is published by UBS Securities LLC together with Bloomberg Finance L.P. (collectively, “Bloomberg”), is designed to provide broad-based exposure to commodities as an asset class, with no single commodity or commodity sector dominating the Bloomberg Index.

The Bloomberg Index is a rules-based index that, in order to provide a fair representation of the importance of a diversified group of commodities to the world economy, uses both liquidity data and U.S. dollar–weighted production data in determining the selection and relative weightings of included commodities. Twenty-four commodities have been selected that are believed to be both sufficiently significant to the world economy to merit consideration and that are tradable through a qualifying related futures contract. One or more “designated futures contracts” are selected for each of the 24 eligible commodities, subject to review by an Index Oversight Committee. The eligible futures contracts are then weighted according to a proprietary methodology for liquidity and production, and contracts with insufficient liquidity and/or production are eliminated.

Currently, the Bloomberg Index consists of 20 commodities: aluminum, coffee, copper, corn, cotton, crude oil (WTI and Brent), gold, ULS Diesel, lean hogs, live cattle, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago and KC HRW), and zinc. Because it does not take delivery of the underlying commodities, it is a “rolling index.” The composition of the Bloomberg Index is rebalanced by Bloomberg each year pursuant to its rules-based methodology by index managers operating under the supervision of the Index Oversight Committee. Once approved, the new composition of the Bloomberg Index is publicly announced and takes effect in the month of January immediately following the announcement.

The Fund’s Investment Strategy

The fund seeks to achieve its investment objective by investing in commodity-linked investment contracts that derive their value from the performance of the Bloomberg Index, as described below, or its constituents, and in Fixed Income Securities.

Commodity-linked investment contracts. The fund seeks exposure to the commodities component of the Bloomberg Index by investing in commodity-linked derivative investment contracts, including swap agreements and futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the Bloomberg Index and its constituents. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked investment contract is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or commodity futures contract. The value of commodity-linked derivative investment contracts, like other investment securities, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

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Futures Contracts: The fund seeks to track the investment results of the Bloomberg Index before fees and expenses of the fund. The Bloomberg Index reflects the return from the group of commodities futures contracts described above, together with the return on specified U.S. Treasury securities that are deemed to have been held to collateralize a hypothetical long position in these futures contracts.

The fund may seek to achieve its investment objective by holding long positions in index futures contracts (“Index Futures”) reflecting the performance of the commodities component of the Bloomberg Index and that will have settlement values at expiration based on the level of the Bloomberg Index at that time, and earning interest on the Fixed Income Securities. When establishing positions in Index Futures, the Advisor estimates as of the date of this prospectus that the fund will be required to deposit initial margin with a value of approximately 3% to 10% of the value of each Index Futures position at the time it is established. These margin requirements are subject to change from time to time by the relevant futures exchange or the clearing futures commission merchant. Margin requirements established by the clearing futures commission merchant may exceed minimum levels established by the futures exchange. On a daily basis, the fund is obligated to pay, or entitled to receive, variation margin in an amount equal to the change in the daily settlement level of its Index Futures positions. If the daily settlement level causes the value of the fund’s Index Futures positions to decrease, the fund is required to post variation margin with the clearing futures commission merchant. Conversely, if the daily settlement level causes the value of the fund’s Index Futures positions to increase, the fund account with the clearing futures commission merchant receives variation margin in an amount equal to the increase.

The profit or loss on the fund’s Index Futures positions should correlate with increases and decreases in the value of the Bloomberg Index, although this correlation is not expected to be exact. The return on the Index Futures, together with interest on the non-cash Fixed Income Securities, is expected to result in a total return that corresponds generally, but is not identical, to the Bloomberg Index. Differences between the returns on the fund’s shares and the performance of the Bloomberg Index may be based on, among other factors, differences between the return on the fund’s Fixed Income Securities and the U.S. Treasury rate used to calculate the U.S. Treasury return component of the Bloomberg Index, timing differences, differences between the portion of the fund’s assets invested in Index Futures versus the portion of the return of the Bloomberg Index contributed by the U.S. Treasury return component of the Bloomberg Index, differences between the settlement price of Index Futures and the closing level of the Bloomberg Index, and the payment of expenses and liabilities by the fund.

Swap Contracts: The fund may invest in swap agreements to seek to enable the fund to gain exposure to commodities or the Bloomberg Index without investing in specific commodities futures contracts or other derivative instruments. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return, or some other amount earned or realized on the “notional amount” of predetermined investments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (i.e., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may hard to value). Swaps may be considered illiquid. The fund intends to invest only in cleared swaps, which is intended to reduce the counterparty, illiquidity, and pricing risks.

The fund’s swap agreements will generally consist of commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodities contracts. Generally, the fund enters into a commodity-linked total return swap on a net basis, which means the two payments with respect to the swap are netted out with the fund receiving or paying, as the case may be, only the net amount of the two payments. Consequently, the fund’s current obligations (or rights) under a commodity-linked total return swap agreement will generally be equal only to the net amount to be paid or received under the swap, based on the relative values of the positions held by each party.

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Fixed Income Securities. While the fund will invest in commodity-linked investment contracts with a notional value equal to the total net assets of the fund, generally only a relatively small percentage of the fund’s assets are required to be deposited as margin or collateral for such contracts. Accordingly, most of the fund’s assets will be invested in Fixed Income Securities. The Fixed Income Securities in which the fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up two years. The fund’s Fixed Income Securities holdings serve as margin or collateral for the fund’s derivative investment contract positions and earn income for the fund.

The Bloomberg Index assumes an investment in a portfolio of U.S. Treasury bills, with the return calculated by using the most recent weekly auction high rate for 13 week (3 month) U.S. Treasury bills, as published by the Bureau of the Public Debt of the U.S. Treasury. The Adviser may seek to actively manage the Fixed Income Securities portion of the fund’s portfolio to, among other things, track the Bloomberg Index more closely by neutralizing the impact of fund fees and expenses. The Adviser may seek to obtain a higher yield than the Bloomberg Index realizes from an investment in Treasury bills by taking into account differences in yields among securities of different maturities, market sectors and issuers. The fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

GRANITESHARES GSCI COMMODITY INDEX INVESTMENT FUND

The S&P GSCI Total Return Index

The fund seeks to track the performance, before fees and expenses, of the S&P GSCI Total Return Index (the “GSCI Index”), providing investors with an investment program that combines broad-based exposure to commodities with a total return component reflecting a portfolio of bonds, debt securities and other fixed income securities (“Fixed Income Securities”) issued by various U.S. public- or private-sector entities. The GSCI Index, which is published by S&P Dow Jones Indices (“S&P”), is designed to be measure of commodity market performance over time.

The GSCI Index is a rules-based index that is calculated primarily on a world production-weighted basis and comprises the principal physical commodities that are the subject of active, liquid futures markets. There is no limit on the number of contracts that may be included in the GSCI Index; any contract that satisfies the eligibility criteria and the other conditions specified in the GSCI Index methodology are included.

The commodities included in the GSCI Index are weighted on a production basis to reflect the relative significance (in the view of S&P) of those commodities to the world economy.

The quantity of each of the contracts included in the GSCI Index is determined on the basis of a five-year average, referred to as the “world production average,” of the production quantity of the underlying commodity as published by the United Nations Statistical Yearbook, the Industrial Commodity Statistic Yearbook and other official sources. The five-year moving average is updated annually for each commodity included in the GSCI Index based on the most recent five-year period (ending approximately one and a half years prior to the date of calculation and moving backwards) for which complete data for all commodities is available.

S&P reevaluates the composition of the GSCI Index at the conclusion of each year, based on the above criteria. Other commodities that satisfy that criteria, if any, are expected to be added to the GSCI Index. Commodities included in the GSCI Index that no longer satisfy that criteria, if any, are expected to be deleted.

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S&P is expected to publish the nature of the changes, through websites, new media or other outlets, with as much prior notice to market participants as is reasonably practicable.

Currently, the GSCI Index consists of 22 commodities: crude oil (WTI and Brent), corn, live cattle, wheat (Chicago and Kansas), heating oil, gasoil, gold, copper, RBOB gasoline, soybeans, natural gas, aluminum, lean hogs, sugar, cotton, feeder cattle, coffee, zinc, lead, nickel, cocoa and silver.

The Fund’s Investment Strategy

The fund seeks to achieve its investment objective by investing in commodity-linked investment contracts that derive their value from the performance of the GSCI Index, as described below, or its constituents, and in Fixed Income Securities.

Commodity-linked investment contracts. The fund seeks exposure to the commodities component of the GSCI Index by investing in commodity-linked derivative investment contracts, including swap agreements and futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the GSCI Index and its constituents. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked investment contract is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or commodity futures contract. The value of commodity-linked derivative investment contracts, like other investment securities, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Futures Contracts: The fund seeks to track the investment results of the GSCI Index before fees and expenses of the fund. The GSCI Index that the fund seeks to track reflects the return from the group of commodities futures contracts described above, together with the return on specified U.S. Treasury securities that are deemed to have been held to collateralize a hypothetical long position in these futures contracts.

The fund may seek to achieve its investment objective by holding long positions in index futures contracts (“Index Futures”) reflecting the performance of the commodities component of the GSCI Index and that will have settlement values at expiration based on the level of the GSCI Index at that time, and earning interest on the Fixed Income Securities. When establishing positions in Index Futures, the Advisor estimates as of the date of this prospectus that the fund will be required to deposit initial margin with a value of approximately 3% to 10% of the value of each Index Futures position at the time it is established. These margin requirements are subject to change from time to time by the relevant futures exchange or the clearing futures commission merchant. Margin requirements established by the clearing futures commission merchant may exceed minimum levels established by the futures exchange. On a daily basis, the fund is obligated to pay, or entitled to receive, variation margin in an amount equal to the change in the daily settlement level of its Index Futures positions. If the daily settlement level causes the value of the fund’s Index Futures positions to decrease, the fund is required to post variation margin with the clearing futures commission merchant. Conversely, if the daily settlement level causes the value of the fund’s Index Futures positions to increase, the fund account with the clearing futures commission merchant receives variation margin in an amount equal to the increase.

The profit or loss on the fund’s Index Futures positions should correlate with increases and decreases in the value of the GSCI Index, although this correlation is not expected to be exact. The return on the Index Futures, together with interest on the non-cash Fixed Income Securities, is expected to result in a total return that corresponds generally, but is not identical, to the GSCI Index. Differences between the returns on the fund’s shares and the performance of the GSCI Index may be based on, among other factors, differences between the return on the fund’s Fixed Income Securities and the U.S. Treasury rate used to calculate the U.S. Treasury return component of the GSCI Index, timing differences, differences between the portion of the fund’s assets invested in Index Futures versus the portion of the return of the GSCI Index contributed by the U.S. Treasury return component of the GSCI Index, differences between the settlement price of Index Futures and the closing level of the GSCI Index, and the payment of expenses and liabilities by the fund.

Swap Contracts: The fund may invest in swap agreements to seek to enable the fund to gain exposure to commodities or the GSCI Index without investing in specific commodities futures contracts or other derivative instruments. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return, or some other amount earned or realized on the “notional amount” of predetermined investments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (i.e., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may hard to value). Swaps may be considered illiquid. The fund intends to invest only in cleared swaps, which is intended to reduce the counterparty, illiquidity, and pricing risks.

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The fund’s swap agreements will generally consist of commodity-linked total return swaps. A commodity-linked total return swap is an agreement between two parties to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular commodities index, commodity contract or basket of commodity contracts as if such notional amount had been invested in such index, commodity contract or basket of commodities contracts. Generally, the fund enters into a commodity-linked total return swap on a net basis, which means the two payments with respect to the swap are netted out with the fund receiving or paying, as the case may be, only the net amount of the two payments. Consequently, the fund’s current obligations (or rights) under a commodity-linked total return swap agreement will generally be equal only to the net amount to be paid or received under the swap, based on the relative values of the positions held by each party.

Fixed Income Securities. While the fund will invest in commodity-linked investment contracts with a notional value equal to the total net assets of the fund, generally only a relatively small percentage of the fund’s assets are required to be deposited as margin or collateral for such contracts. Accordingly, most of the fund’s assets will be invested in Fixed Income Securities. The Fixed Income Securities in which the fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The fund’s Fixed Income Securities holdings serve as margin or collateral for the fund’s derivative investment contract positions and earn income for the fund.

The GSCI Index assumes an investment in a portfolio of U.S. Treasury bills, with the return calculated by using the 91-day discount rate for U.S. Treasury bills, as reported by the U.S. Department of the Treasury’s Treasury Direct service. The Adviser may seek to actively manage the Fixed Income Securities portion of the fund’s portfolio to, among other things, track the GSCI Index more closely by neutralizing the impact of fund fees and expenses. The Adviser may seek to obtain a higher yield than the GSCI Index realizes from an investment in Treasury bills by taking into account differences in yields among securities of different maturities, market sectors and issuers. The fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

GRANITESHARES S&P MLP INDEX INVESTMENT FUND

The S&P MLP Index

The fund seeks to track the performance, before fees and expenses, of the S&P MLP Index (the “MLP Index”), which is designed to measure the total return performance of leading master limited partnerships and publicly traded limited liability companies which have a similar legal structure to master limited partnerships and share the same tax benefits (collectively, “MLPs”) that operate mostly in the oil and gas industries and trade on major U.S. exchanges. The MLP Index focuses on MLPs in the Global Industry Classification Standard (“GICS®”) Energy Sector and the GICS Gas Utilities Industry. The Global Industry Classification Standard was developed by and is the exclusive property and trademark of Standard & Poor’s and MSCI Barra.

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The MLP Index is owned, maintained, calculated, and published by S&P Dow Jones Indices (“S&P”). S&P designed the MLP Index’s methodology to achieve the objective noted above of measuring the performance of leading MLPs trading on major U.S. exchanges.

Index Eligibility. To qualify for membership in the MLP Index, a stock must be a publicly traded partnership with either a master limited partnership or a limited liability company structure. It must be listed on the NYSE (including NYSE Arca), the NYSE MKT, the NASDAQ Global Select Market, the NASDAQ Select Market or the NASDAQ Capital Market stock exchange, and it must belong to the GICS Energy Sector (GICS Code 10) or GICS Gas Utilities Industry (GICS Code 551020).

Timing of Changes. MLP Index constituent membership is reviewed once a year at the October rebalancing. The reference date for such additions and deletions is after the closing of the last trading date of September. MLP Index constituent changes and weight adjustments occur after the closing of third Friday of October.

Index Inclusion Criteria. At each annual rebalancing, a company in the qualifying universe is added to the MLP Index if it has float-adjusted market capitalization (as defined below) of at least $300 million and an average daily value traded of at least $2 million for the three-prior months.

Index Exclusion Criteria. MLP Index constituents may be deleted from the MLP Index during the annual rebalancing if the company no longer has a float-adjusted market capitalization of at least $250 million, no longer has an average daily value traded of at least $1.5 million for the prior three months, or if between annual rebalancings, the company is subject to certain corporate events such as mergers, acquisitions, bankruptcies, takeovers or delisting.

Index Constituent Weightings. The MLP Index methodology employs a modified market capitalization-weighting scheme, using the divisor methodology used in most S&P Dow Jones equity indices. At each annual rebalancing, no stock can have a weight of more than 15% in the MLP Index, and all stocks with a weight greater than 4.5%, based on float adjusted market capitalization, are not allowed, as a group, to exceed 45% of the MLP Index. In order to uphold these parameters, the MLP Index uses a modified market capitalization weighting scheme. Modifications are made to market capitalization weights, if required, to reflect available float, while applying single stock and concentration limit capping to the component securities. Float adjusted market capitalization does not include the value of a company’s shares held by a single controlling entity or person, and therefore not normally available for trading in the marketplace.

The Fund’s Investment Strategy

The fund seeks to achieve its investment objective by investing in MLP-linked investment contracts that derive their value from the performance of the MLP Index, and in bonds, debt securities and other fixed income securities (“Fixed Income Securities”) issued by various U.S. public- or private-sector entities.

MLP-linked investment contracts. The fund seeks exposure to the MLP stocks included in the MLP Index by investing in MLP-linked derivative investment contracts, including swap agreements and futures contracts that provide economic exposure to the investment returns of the MLP market, as represented by the MLP Index and its constituents. The value of MLP-linked derivative investment contracts, like other investment securities, may be affected by overall market movements and other factors affecting the value of a particular company or the MLP industry.

The fund may seek to achieve its investment objective by holding long positions in index futures contracts (“Index Futures”) that have settlement values at expiration based on the level of the MLP Index at that time, and earning interest on the Fixed Income Securities. When establishing positions in Index Futures, the Advisor estimates as of the date of this prospectus that the fund will be required to deposit initial margin with a value of approximately 3% to 10% of the value of each Index Futures position at the time it is established. These margin requirements are subject to change from time to time by the relevant futures exchange or the clearing futures commission merchant. Margin requirements established by the clearing futures commission merchant may exceed minimum levels established by the futures exchange. On a daily basis, the fund is obligated to pay, or entitled to receive, variation margin in an amount equal to the change in the daily settlement level of its Index Futures positions. If the daily settlement level causes the value of the fund’s Index Futures positions to decrease, the fund is required to post variation margin with the clearing futures commission merchant. Conversely, if the daily settlement level causes the value of the fund’s Index Futures positions to increase, the fund account with the clearing futures commission merchant receives variation margin in an amount equal to the increase.

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The profit or loss on the fund’s Index Futures positions should correlate with increases and decreases in the value of the MLP Index, although this correlation is not expected to be exact. The return on the Index Futures, together with interest on the non-cash Fixed Income Securities, is expected to result in a total return that corresponds generally, but is not identical, to the MLP Index. Differences between the returns on the fund’s shares and the performance of the MLP Index may be based on, among other factors, timing differences, differences between the settlement price of Index Futures and the closing level of the MLP Index, and the payment of expenses and liabilities by the fund.

Swap Contracts: The fund may invest in swap agreements to seek to enable the fund to gain exposure to MLPs or the MLP Index without investing in specific MLP units or other derivative instruments. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return, or some other amount earned or realized on the “notional amount” of predetermined investments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (i.e., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may hard to value). Swaps may be considered illiquid. The fund intends to invest only in cleared swaps, which is intended to reduce the counterparty, illiquidity, and pricing risks.

The fund’s swap agreements will generally consist of total return swaps. A total return swap is an agreement between two parties to exchange a fixed return or interest rate on the notional amount of the swap for the return of a particular index, security, or basket of securities as if such notional amount had been invested in such index, security, or basket of securities. Generally, the fund enters into a total return swap on a net basis, which means the two payments with respect to the swap are netted out with the fund receiving or paying, as the case may be, only the net amount of the two payments. Consequently, the fund’s current obligations (or rights) under a total return swap agreement will generally be equal only to the net amount to be paid or received under the swap, based on the relative values of the positions held by each party.

Fixed Income Securities. While the fund will invest in MLP-linked investment contracts with a notional value equal to the total net assets of the fund, generally only a relatively small percentage of the fund’s assets are required to be deposited as margin or collateral for such contracts. Accordingly, most of the fund’s assets will be invested in Fixed Income Securities. The Fixed Income Securities in which the fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two year. The fund’s Fixed Income Securities holdings serve as margin or collateral for the fund’s derivative investment contract positions and earn income for the fund. The fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The fund intends to invest only in cleared swaps, which is intended to reduce the counterparty, illiquidity, and pricing risks.

The fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Loss of money is a risk of investing in the GraniteShares Bloomberg Commodity Index Investment Fund, the GraniteShares GSCI Commodity Index Investment Fund and the GraniteShares S&P MLP Index Investment Fund (each, a “Fund,” and collectively, the “Funds”). The principal risks of each Fund are discussed in the summary sections of this prospectus. The following section provides additional information on the risks that apply to each Fund, which may result in a loss of your investment. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Investors should carefully consider these risks before investing. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

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The investment programs of the Funds are speculative, entail substantial risks and include alternative investment techniques not employed by traditional mutual funds. A Fund’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested. Moreover, certain investment techniques which a Fund may employ in its investment program can substantially increase the adverse impact to which the Fund’s investments may be subject. There is no assurance that the investment processes of a Fund will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of a Fund will be exercised in a manner that is successful or that is not adverse to the Fund.

	GRANITESHARES BLOOMBERG COMMODITY INDEX INVESTMENT FUND	GRANITESHARES GSCI COMMODITY INDEX INVESTMENT FUND	GRANITESHARES S&P MLP INDEX FUND
Authorized Participant Concentration Risk	☑	☑	☑
Cash Transaction Risk	☑	☑	☑
Clearing Broker Risk	☑	☑	☑
Commodity and Commodity-Linked Derivative Risk	☑	☑
Commodity Pool Risk	☑	☑	☑
Credit Risk	☑	☑	☑
Cyber Security Risk	☑	☑	☑
Derivatives Risk			☑
Energy Sector Risk			☑
Equity Securities Risk			☑
Fixed Income Risk	☑	☑	☑
Index Futures Risk	☑	☑	☑
Index-Related Risk	☑	☑	☑
Leverage Risk	☑	☑	☑
Liquidity Risk	☑	☑	☑
Market Risk	☑	☑	☑
Master Limited Partnership Risk			☑
New Fund Risk	☑	☑	☑
Non-Correlation Risk	☑	☑	☑
Non-Diversification Risk	☑	☑	☑
Operational Risk	☑	☑	☑
Passive Investment Risk	☑	☑	☑
Portfolio Turnover Risk	☑	☑	☑
Regulatory Risk	☑	☑	☑
Secondary Market Risk	☑	☑	☑
Swaps Risk			☑
Tax Risk	☑	☑	☑
U.S. Government Securities Risk	☑	☑	☑
Valuation Risk	☑	☑	☑

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AUTHORIZED PARTICIPANT CONCENTRATION RISK

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of Authorized Participants.

Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in time of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at discounts from net asset value and also in greater than normal intraday bid/ask spreads for the Fund’s shares.

CASH TRANSACTION RISK

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell financial instruments in order to obtain the cash needed to distribute the redemption proceeds. Such cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its shares in kind, will be passed on to redeemers of creation units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for more conventional ETFs (for example, those that track an index of corporate equity securities). In addition, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

CLEARING BROKER RISK

The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

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COMMODITY AND COMMODITY-LINKED DERIVATIVE RISK

Commodities. The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total return swaps, commodity futures, commodity index futures and options on commodity futures and commodity index futures, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. For example, the energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, investment speculation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, recent growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

Commodity-Linked Derivative Instruments. The use of derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, and political and regulatory developments. For these reasons, the commodities-linked derivative instruments in which the Fund invests tend to be more volatile than many other types of financial instruments and may subject the Fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Even a small investment in derivative contracts can have a large impact on the Fund’s commodity exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the underlying reference asset. The other parties to certain derivative contracts present the same types of default and credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. In December 2015, the United States Securities and Exchange Commission proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments and adversely affect the Fund’s performance and ability to pursue its investment objectives.

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Commodity Futures. The value of Fund shares fluctuates based on the prices of commodity futures contracts reflected in the Fund’s index. The following events, among others, would generally result in a decline in the price of Fund shares:

●	A significant increase in hedging activity by producers of the underlying commodities. Should producers of the commodities underlying the Fund’s index increase their hedging of their future production through forward sales or other short positions, this increased selling pressure could depress the price of one or more of the underlying commodities, which could adversely affect the price of Fund’s shares.

●	A significant change in the attitude of speculators and investors toward the futures contracts or commodities underlying the Fund’s index. Should the speculative community take a negative view towards one or more of the underlying futures contracts or commodities, it could cause a decline in the price of the commodity futures contracts reflected in the Fund’s index, which may reduce the price of the Fund’s shares.

●	Significant reductions in the size of positions permitted to be owned by the Fund or others in derivatives with respect to the Fund’s index or in the futures contracts and/or commodities underlying the index, for example, as a result of more restrictive position limits or position limit exemptions or more expansive position aggregation requirements, could reduce liquidity and depress the price of the Fund’s index and/or the underlying futures contracts, adversely affecting the value of your Fund shares.

Conversely, several factors could trigger a temporary increase in the price of the futures contracts or commodities underlying the Fund’s index. In that case, you could buy Fund shares at prices affected by the temporarily high commodity prices, and you could subsequently incur losses when the causes for the temporary increase disappear.

As the futures contracts that underlie the Fund’s index near expiration, they are replaced by contracts that have a later expiration. Thus, for example, a contract purchased in March may specify a June expiration. As that contract nears expiration, it may be replaced by selling the June contract and purchasing the contract expiring in September. This process is referred to as “rolling.” Historically, the prices of some futures contracts (generally those relating to commodities that are typically consumed immediately rather than stored) have frequently been higher for contracts with shorter-term expirations than for contracts with longer-term expirations, which is referred to as “backwardation.” In these circumstances, absent other factors, the sale of the earlier contract would take place at a price that is higher than the price at which the later contract is purchased, thereby allowing the contract holder to purchase a greater quantity of the later contract. While some of the contracts included in the Fund’s index have historically exhibited periods of backwardation, backwardation will likely not exist at all times. Moreover, some of the commodities reflected in the Fund’s index have historically exhibited characteristics typical of “contango” markets rather than backwardation. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months due to the costs of long-term storage of a physical commodity prior to delivery or other factors. The forward price of a commodity futures contract may also fluctuate between backwardation and contango.

The absence of backwardation or the existence of contango in the commodity markets could result in losses, which could adversely affect the value of the Fund’s index and, accordingly, decrease the value of your Fund shares. Moreover, because the Fund must pay certain ongoing fees and expenses, the value of the shares may decrease even in periods where commodity prices are otherwise stationary.

By definition, futures contracts project price levels in the future and not current levels of valuation, and therefore market circumstances may result in a discrepancy between the price of the commodity future and the movement in the underlying commodity. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. There is a risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract. Certain futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a different price. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

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Commodity Swaps. The Fund may invest in swap agreements to seek to enable the Fund to gain exposure to commodities or the Fund’s index without investing in specific commodities futures contracts or other derivative instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement. The use of swap agreements can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk.

Swaps can involve greater risks than a direct investment in an underlying asset, such as a commodity, because swaps typically include a certain amount of embedded leverage and, as such, are subject to leveraging risk. Swaps are subject to liquidity risk and counterparty risk and also may be difficult to value. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Adverse changes in the value or level of an underlying commodity can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Under certain market conditions, the Fund may invest in a single swap, and a bankruptcy or other performance failure by the counterparty to the swap could cause the Fund to suffer a complete loss of its assets.

Uncleared Swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution, and the swap is based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

During the term of an uncleared swap, a party is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the to the counterparty if the swap were terminated on the date in question, including any early termination payments. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a party defaults in its obligations, the amount pledged by the party and available to the counterparty may not be sufficient to cover all the amounts due to the counterparty, and the counterparty may sustain a loss.

Cleared Swaps. In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s futures commission merchant (“FCM”), which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

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Although the counterparty to cleared swap contract is often backed by a FCM or clearing organization that is further backed by a group of financial institution, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owned but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform.

COMMODITY POOL RISK

Under regulations promulgated by the CFTC, the Fund is considered a commodity pool, and therefore is subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the Fund in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund.

CREDIT RISK

There is a risk that issuers will not make payments on financial instruments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Credit risk also exists whenever a Fund enters into a derivative contract, because the counterparty may not be able or may choose not to perform under the contract. When a Fund invests in over-the-counter derivative instruments, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries.

Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

CYBER SECURITY RISK

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

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DERIVATIVES RISK

The use of derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. A derivative will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of the Fund’s index or one or more commodities, securities, currencies or indices. Even a small investment in derivative contracts can have a large impact on the Fund’s market, commodity, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the underlying reference asset. The other parties to certain derivative contracts present the same types of default and credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. In December 2015, the United States Securities and Exchange Commission proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments and adversely affect the Fund’s performance and ability to pursue its investment objectives.

ENERGY SECTOR RISK

The Fund will invest in MLP-linked derivative instruments. These derivative instruments are subject to risks specific to energy industry, but not limited to, the following:

●	The energy sector is highly regulated. MLPs operating in the energy sector are subject to significant regulation of virtually every aspect of their operations by federal, state and local governmental agencies, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may change for the products and services they provide.

●	MLPs in the energy sector may be affected by fluctuations in the prices of energy commodities, including natural gas, natural gas liquids, crude oil and coal.

●	MLPs engaged in the exploration, development, management or production of energy commodities are at risk of the natural resources depleting over time, which may cause the market value of the MLP to decline over time.

●	The MLPs operating in the energy sector may be adversely affected by reductions in the supply or demand for energy commodities.

●	MLPs in the energy sector may be subject to various operational risks, such as disruption of operations, inability to timely and effectively integrate newly acquired assets, unanticipated operation and maintenance expenses, underestimated cost projections, and other risks arising from specific business strategies.

●	Rising interest rates could adversely impact the financial performance of these companies by increasing their costs of capital, which may reduce an MLP’s ability to execute acquisitions or expansion products in a cost-effective manner.

●	Extreme weather or other natural disasters could adversely impact the value of the debt and equity securities of the MLPs operating in the energy sector in which the Fund invests.

●	Threats of attacks by terrorists on energy assets could impact the market for MLPs operating in the energy sector.

●	If a significant accident or event occurs and an MLP is not fully insured, it could adversely affect an MLP’s operations and financial condition and the securities issued by the MLP.

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Low oil, natural gas and other hydrocarbon prices may decrease the revenues of MLPs in the energy sector, and may also reduce the amount of oil, natural gas or other hydrocarbons that they can economically produce, which may impact the Fund’s index, and therefore your investment in the Fund. MLPs in the energy sector may also incur significant costs and liabilities as a result of environmental requirements applicable to the operation of wells, gathering systems, and other oil and gas facilities. Failure to comply with these laws and regulations, including laws and regulations related to climate change and greenhouse gases, may trigger a variety of administrative, civil and criminal enforcement measures, including the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of orders enjoining future operations. Moreover, more stringent laws may be adopted in the future. The incurrence of such environmental costs and liabilities may affect the financial condition and results of operations of MLPs in the energy sector, and therefore your investment in the Fund.

In addition, legislative and regulatory initiatives relating to hydraulic fracturing could result in increased costs and additional operating restrictions or delays. Hydraulic fracturing is an important and common practice that is used to stimulate production of hydrocarbons, particularly natural gas, from dense rock formations. The hydraulic fracturing process involves the injection of a large volume of water, sand and chemicals under pressure into the formation to fracture the surrounding rock and stimulate production. MLPs operating in the energy sector may use hydraulic fracturing techniques in drilling and completing development wells, depending on the area where the wells are situated and the targeted geological formation. Hydraulic fracturing is typically regulated by state oil and natural gas commissions, but the Environmental Protection Agency has asserted federal regulatory authority pursuant to the Safe Drinking Water Act over certain hydraulic fracturing activities involving the use of diesel. In addition, legislation has repeatedly been introduced before Congress to provide for federal regulation of hydraulic fracturing under the Safe Drinking Water Act and to require disclosure of the chemicals used in the fracturing process. At the state and local levels, some jurisdictions have adopted, and others are considering adopting, requirements that could impose more stringent permitting, public disclosure or well construction requirements on hydraulic fracturing activities, as well as bans on hydraulic fracturing activities. In the event that new or more stringent federal, state, or local legal restrictions relating to the hydraulic fracturing process are adopted, MLPs operating in the energy sector could incur potentially significant added costs to comply with such requirements, experience delays or curtailment in the pursuit of drilling, development, or production activities, and perhaps even be precluded from drilling wells.

EQUITY SECURITIES RISK

MLP units and other equity securities may be effected by changes in an issuer’s financial condition and poor performance of a particular issuer, as well as macro-economic and other factors affecting the stock market in general, including, without limitation, real or perceived adverse economic conditions, changes in interest or currency rates, or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates because interest rates are expected to start increasing in the foreseeable future, with unpredictable impacts on the markets and the Fund’s investments. Fixed income investments are also subject to credit risk.

The current low interest rate environment was created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

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INDEX FUTURES RISK

Although Index Futures are based on the Fund’s index, the value of the Index Futures could be affected by factors that do not directly affect the Fund’s index, and accordingly, the value of the Index Futures and the level of the Fund’s index may vary from each other. The activities of market participants in trading Index Futures, or in trading other instruments related to the Fund’s index, could affect the value of the Index Futures independent of any change in the Fund’s index and adversely affect the correlation between the value of the Index Futures and the level of the Fund’s index.

The prices of the various Index Futures are expected to reflect supply and demand in the market for such Index Futures, which in turn may reflect market expectations at any given time about prospective changes in the level of the Fund’s index and other market conditions. In this way, trading in the market for an Index Futures position might cause a divergence between the price of such Index Futures position and the level of the Fund’s index. Similarly, actions by the applicable futures exchange with respect to Index Futures, such as the imposition of trading or price limits, could adversely affect this correlation. In these circumstances, it is possible that changes in the Fund’s net asset value will not adequately reflect changes in the level of the Fund’s index. In the event of market disruptions with respect to the Index Futures, such as a suspension of trading by the related futures exchange as a result of market activity, systems or communications failures or other causes, the value of the Index Futures and the level of the Fund’s index could diverge, which could adversely affect the value of the Fund’s shares.

Although arbitrage activity by market participants is expected to have the effect of reducing or mitigating divergence between the value of the Index Futures and the level of the Fund’s index, such arbitrage activity may not fully offset any divergence at all times during which the Fund’s shares are outstanding. In the event that any such divergence between the value of the Index Futures and the level of the Fund’s index exists from time to time, changes in the net asset value of the Fund may not adequately reflect changes in the level of the Fund’s index, which could adversely affect the value of the Fund’s shares. The impact of certain of these considerations may be heightened in cases where the Fund’s positions are concentrated in a particular Index Futures position or in cases where the Fund represents a substantial portion of the open interest in a particular Index Futures position.

In addition, other actions taken by a futures exchange, including rule changes relating to clearing fees, margin requirements, or the minimum price fluctuations applicable to an Index Futures position, may result in economic, tax or other consequences to market participants that trade or hold Index Futures. Such actions may result in consequences that adversely affect Fund shareholders without necessarily affecting the correlation between the settlement price of the Index Futures and the level of the Fund’s index. Trading in futures transfers the risk of future price movements from one market participant to another. This means that for every gain, there is an equal and offsetting loss. Futures contracts themselves (including Index Futures) are not assets with intrinsic value, and simply reflect, in the case of cash-settled contracts, certain rights to payment or obligations to make payments to the other party to the contract, and in the case of physically-settled contracts, an agreement to make or take delivery of a particular asset at a specified price. Accordingly, market participants taking the opposite side of the Fund’s Index Futures trades may believe that the price of such Index Futures will move against the Fund, and the Fund may be at an informational or other disadvantage relative to such market participants.

In order for the Fund to achieve its investment objective on an ongoing basis, it is anticipated that existing positions in Index Futures will need to be closed out and new positions in Index Futures will need to be established from time to time. The Fund may further close out of existing positions and establish new positions in Index Futures from time to time, including new positions in earlier expiring Index Futures, which may allow it to reduce its concentration in any particular Index Futures position or to benefit from more liquid markets or otherwise beneficial market activity in Index Futures listed with different expirations or on different futures exchanges. This activity is expected to cause the Fund to incur transaction costs, such as brokerage fees and commissions, and may cause the Fund’s shares to under-perform the Fund’s index. In particular, the prices obtained in connection with rolling Index Futures positions may be adversely affected by market conditions (including the possibility of market disruptions) and by the trading activities of other market participants, which may reflect market awareness of the Fund’s position in its Index Futures. For example, if other market participants are able to anticipate the timing of the Fund’s transactions, they may be able to execute transactions in advance of the Fund, which would allow these market participants to benefit from the transactions executed by the Fund but adversely affect the prices obtained by the Fund. In addition, if the Fund’s Index Futures positions represents a significant part of the open long interest in such Index Futures, other market participants may take this into account, with a potential adverse impact on the prices at which the Fund is able to execute such transactions. There can be no assurance that the Fund will be able to effect its transactions in a manner that will allow it to avoid these risks. The applicable futures exchange may cease to list other Index Futures that the Fund will be able to roll its positions into, and any Index Futures listed by a futures exchange in the future may have terms that differ from those currently held by the Fund.

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If the Fund liquidates positions in Index Futures in order to satisfy redemption requests or to pay expenses and liabilities, it does so by entering sell orders with its clearing futures commission merchant for execution on the applicable futures exchange. The resulting sales serve to offset a portion of the Fund’s long positions in Index Futures. However, in entering sell orders, the Fund is subject to the risk that temporary aberrations or distortions will occur in the market at the time these sales are effected and that the prices received by the Fund on its sales could be adversely affected, thereby adversely affecting the value of the Fund’s shares. Such aberrations or distortions could occur as a result of trading activities by other market participants or actions taken by the clearing futures commission merchant, a futures exchange, other self-regulatory organizations or regulatory authorities, including the liquidation of the Fund’s Index Futures to satisfy applicable margin requirements.

If the Fund’s Index Futures are liquidated at inopportune times or in a manner that causes a temporary market distortion, this may adversely affect the Fund’s net asset value and the value of your shares.

INDEX-RELATED RISK

Errors in index data, index computations and/or the construction of the Fund’s index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Changes in the composition and valuation of the Fund’s index may adversely affect your Fund shares. The composition of the Fund’s index may change over time as additional instruments satisfy the eligibility criteria or instruments currently included in the Fund’s index fail to satisfy those criteria. In addition, the index provider may modify the method for determining the composition and weighting of the index and for calculating its value.

The Fund is not sponsored, endorsed, sold or promoted by the index provider. The index provider makes no representation or warranty, express or implied, to the owners of Fund shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund’s index, including, without limitation, all sub-indices, to track the appropriate market performance. The index provider’s only relationship to the Fund or the Adviser is the licensing of certain trademarks, trade names of the index provider and the Fund’s index and other intellectual property. The Fund’s index is composed by the index provider and calculated by the index provider or its agents without regard to the Fund or the Adviser. The index provider has no obligation to take the needs of the Fund or the Adviser or the Fund’s shareholders into consideration in determining, composing or calculating the Fund’s index. The index provider is not responsible for and has not participated in the determination of the prices and the number of Fund shares or the timing of the issuance or sale of shares.

The index provider does not guarantee the accuracy or the completeness of the Fund’s index or any data included therein, and the index provider disclaims any and all liability for any errors, omissions, or interruptions therein. The index provider makes no warranty, express or implied, as to the results to be obtained by the Fund, its shareholders or any other person or entity from use of the Fund’s index or any data included therein. The index provider makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Fund’s index or any data included therein.

LEVERAGE RISK

While the Fund does not seek leveraged returns, the Fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

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LIQUIDITY RISK

The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities.

MARKET RISK

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. The Fund’s net asset value could decline over short periods due to short-term market movements and over longer periods during market downturns.

MASTER LIMITED PARTNERSHIP RISK

An investment in units of an MLP involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP common units have the rights typically afforded to limited partners in limited partnerships. Accordingly, holders of common units will have limited control and limited voting rights on matters affecting the partnership. Holders of common units may also be subject to potential conflicts of interest with the MLP’s general partner, including those arising from incentive distribution payments.

Neither the Fund nor the Adviser has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs, and other factors. In addition, certain MLPs are dependent on their parents or sponsors for revenues, and a failure by the MLP’s parent or sponsor may impact the MLP’s ability to make distributions.

In addition, there are certain tax risks associated with investments in MLPs. The benefit derived from an investment in an MLP is largely dependent on the MLP being treated as a partnership for federal income tax purposes. A change to current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for federal income tax purposes. If an MLP were treated as a corporation, the MLP would be required to pay federal income tax on its taxable income. This would reduce the amount of cash available for distribution by the MLP.

Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions, and MLPs may have limited financial resources. Common units of MLPs may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than common shares of larger or more broadly-based companies. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

NEW FUND RISK

The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

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NON-CORRELATION RISK

There is no guarantee that the Fund will achieve a high degree of correlation to the Fund’s index and therefore achieve its investment objective. To achieve a high degree of correlation with the Fund’s index, the Fund seeks to rebalance its portfolio to remain consistent with its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the financial instruments held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective. The Fund may not have investment exposure to all financial instruments in its index, or its weighting of investment exposure to such financial instruments may be different from that of the Fund’s index. In addition, the Fund may invest in financial instruments not included in the Fund’s index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its investment objective.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

OPERATIONAL RISK

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

In addition, the Fund generally exculpates, and in some cases indemnifies, its service providers and agents with respect to losses arising from unforeseen circumstances and events, which may include the interruption, suspension or restriction of trading on or the closure of the exchange on which Fund shares trade, a futures exchange, power or other mechanical or technological failures or interruptions, computer viruses, communications disruptions, work stoppages, natural disasters, fire, war, terrorism, riots, rebellions or other circumstances beyond the control of the Fund or its service providers and agents. Accordingly, the Fund generally bears the risk of loss with respect to these unforeseen circumstances and events to the extent relating to the Fund, which may limit or prevent the Fund from generating returns corresponding to those of the Fund’s index or otherwise expose it to loss.

Although it is generally expected that the Fund’s direct service providers and agents will have disaster recovery or similar programs or safeguards in place to mitigate the effect of such unforeseen circumstances and events, there can be no assurance that these safeguards are in place for all parties whose activities may affect the performance of the Fund, or that these safeguards, even if implemented, will be successful in preventing losses associated with such unforeseen circumstances and events. Nor can there be any assurance that the systems and applications on which the Fund relies will continue to operate as intended. In addition to potentially causing performance failures at, or direct losses to, the Fund, any such unforeseen circumstances and events or operational failures may further distract the service providers, agents or personnel on which the Fund relies, reducing their ability to conduct the activities on which the Fund is dependent. These risks cannot be fully mitigated or prevented, and further efforts or expenditures to do so may not be cost effective, whether due to reduced benefits from implementing additional or redundant safeguards or due to increases in associated maintenance requirements and other expenses that may make it more costly for the Fund to operate in more typical circumstances.

PASSIVE INVESTMENT RISK

The Fund and its index are not actively managed. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its index. Therefore, the Fund may hold financial instruments that track its index regardless of their current or projected performance and does not attempt to take defensive positions under any market conditions, including declining markets. Maintaining investments in financial instruments regardless of market conditions or the performance of individual financial instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

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PORTFOLIO TURNOVER RISK

The Fund may engage in frequent trading of derivatives, particularly during periods of volatile market movements. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, although such expenses are not reflected in the Fund’s Fees and Expenses table. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

REGULATORY RISK

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Pursuant to the provisions of the Dodd-Frank Act Wall Street Reform and Consumer Protection Act, the CFTC proposed regulations in November 2013, referred to in this prospectus as the “Proposed Position Limits Rules,” that impose new federal position limits on futures and options on a subset of “reference contracts” consisting of contracts on energy, metal, and agricultural commodities and economically equivalent swaps. In September 2015, the CFTC re-proposed certain provisions of the Proposed Position Limits Rules affecting changes to position aggregation requirements.

The Proposed Position Limits Rules would include as reference contracts a number of the futures contracts included in the indices underlying the GraniteShares Bloomberg Commodity Index Investment Fund and the GraniteShares GSCI Commodity Index Investment Fund, and as of the date of this prospectus, such contracts represent a substantial portion of the weight of the those indices. Consequently, if the Proposed Position Limits Rules are adopted as proposed, the maximum positions that market participants can hold in the reference contracts that underlie those indices may be limited, which could reduce the liquidity of such reference contracts and adversely affect the performance of those indices and the value of your shares of the GraniteShares Bloomberg Commodity Index Investment Fund and the GraniteShares GSCI Commodity Index Investment Fund.

SECONDARY MARKET TRADING RISK

An investment in the Fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although Fund shares are listed for trading on the BATS Global Markets, Inc. (“BATS” or the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of Net Asset Value. The net asset value of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s net asset value and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

SWAPS RISK

Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement. The use of swap agreements can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk.

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Swaps can involve greater risks than a direct investment in an underlying asset, such as a commodity, because swaps typically include a certain amount of embedded leverage and, as such, are subject to leveraging risk. Swaps are subject to liquidity risk and counterparty risk and also may be difficult to value. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Adverse changes in the value or level of an underlying commodity can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Uncleared Swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution, and the swap is based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

During the term of an uncleared swap, a party is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the to the counterparty if the swap were terminated on the date in question, including any early termination payments. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a party defaults in its obligations, the amount pledged by the party and available to the counterparty may not be sufficient to cover all the amounts due to the counterparty, and the counterparty may sustain a loss.

Cleared Swaps. In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a SEF may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Although the counterparty to cleared swap contract is often backed by a FCM or clearing organization that is further backed by a group of financial institution, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owned but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform

TAX RISK

To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund intends to meet the requirements necessary to qualify for favorable tax treatment as regulated investment company under Subchapter M of the Internal Revenue Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income, and annual distribution requirements. If the Fund fails to satisfy such requirements, it may lose its status as a RIC and, in such case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. Disqualification as a RIC would have a material adverse effect on the value of the Fund’s shares and the Fund’s distribution amounts.

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U.S. GOVERNMENT SECURITIES RISK

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

VALUATION RISK

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

PORTFOLIO HOLDINGS

Information about the each Fund’s daily portfolio holdings is available at [www.__________.com]. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year and its second fiscal quarter in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”). Information on how to obtain the SAI is on the inside back cover of this prospectus.

FUND MANAGEMENT

ADVISER

GraniteShares Advisers, LLC, the investment adviser to Funds, is a Delaware limited liability company located at [     ]. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the GraniteShares Trust (the “Trust”). For its services, the Adviser receives a fee that is equal to [0.XX]% per annum of the average daily net assets of the GraniteShares Bloomberg Commodity Index Investment Fund, [0.XX]% per annum of the average daily net assets of the GraniteShares GSCI Commodity Index Investment Fund, and [0.XX]% per annum of the average daily net assets of the GraniteShares S&P MLP Index Investment Fund, in each case calculated daily and paid monthly.

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The Adviser is a wholly-owned subsidiary of [     ], a [Delaware corporation]. The Adviser has been a registered investment adviser since [     ] and [did not have any assets under management as of the date of this prospectus].

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in each Fund’s semi-annual report to shareholders for the period ending [, 2017].

PORTFOLIO MANAGER

Benoit Autier has been the Funds since their inception in [, 2016]. Prior to the Funds’ inception, Mr. Autier [     ].

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of Fund shares.

BUYING AND SELLING SHARES

The Funds issue and redeem shares at net asset value only in a large specified number of shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of [     ] shares. Fund shares are listed for secondary trading on the BATS. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the BATS at prices that may differ to varying degrees from the daily net asset value (“NAV”) of the shares. The BATS is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the BATS (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of a Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the BATS (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the underlying index. This may result in a difference between the Fund’s performance and the performance of the underlying index.

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BOOK ENTRY

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

FREQUENT REDEMPTIONS AND PURCHASES OF FUND SHARES

Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of a Fund on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem each Fund’s shares directly with the Fund. To the extent these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

FUND DISTRIBUTIONS

Each Fund intends to pay out dividends, if any, quarterly and distribute any net realized capital gains to its shareholders at least annually.

DIVIDEND REINVESTMENT SERVICE

Brokers may make available to their customers who own a Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the applicable Fund purchased in the secondary market.

TAX INFORMATION

The following is a summary of some important tax issues that affect each Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in a Fund. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

49

Tax Status of the Funds. Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Code. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions:

●	Each Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

●	The Fund’s distributions from income will generally be taxed to you as ordinary income or qualified dividend income. For noncorporate shareholders, dividends reported by the Fund as qualified dividend income are generally eligible for reduced tax rates.

●	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

●	Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to noncorporate shareholders at reduced maximum rates.

●	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares through a broker’s dividend reinvestment service. If you receive dividends or distributions in the form of additional shares through a broker’s dividend reinvestment service, you will be required to pay applicable federal, state or local taxes on the reinvested dividends but you will not receive a corresponding cash distribution with which to pay any applicable tax.

●	The Fund may be able to pass through to you foreign tax credits for certain taxes paid by the Fund, provided the Fund meets certain requirements.

●	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

●	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

Medicare Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. This 30% withholding tax generally will not apply to distributions of net capital gain.

50

Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2018 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2018 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. A Fund or your broker will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

DISTRIBUTION OF FUND SHARES

The Distributor, [     ], is a broker-dealer registered with the U.S. Securities and Exchange Commission. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by a Fund. The Distributor’s principal address is [     ].

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. In accordance with the Plan, each Fund is authorized to pay an amount up to [0.25%] of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by a Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the applicable Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.]

PREMIUM/DISCOUNT INFORMATION

Each Fund is new and therefore does not have any information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund. When available, such information will be available in each Fund’s Annual Report to shareholders and at [     ]. Any such information represents past performance and cannot be used to predict future results.

FUND SERVICE PROVIDERS

[     ] is the administrator, custodian and transfer agent for the Funds. [     ] is located at [     ].

[     ] is the distributor for the Funds. [     ]’s address is [     ].

Reed Smith LLP, 1301 K Street, Suite 1000, Washington, D.C. 20005, serves a legal counsel to the Trust.

[     ], located at [     ], serves as the Funds’ independent registered public accounting firm. [     ] is responsible for auditing the annual financial statements of the Funds.

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PERFORMANCE INFORMATION

No performance information is presented for the Funds because they have been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Funds that will be shown will not be an indication of future results

FINANCIAL HIGHLIGHTS

Financial information for the Funds will be available after they have completed a fiscal year of operations.

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ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Funds’ investments is available in each Fund’s annual and semi-annual reports to shareholders (when available). In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds. The SAI is incorporated by reference into, and is thus legally a part of, this prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report, when available, the SAI or to request additional information about the Funds or to make other inquiries, please contact us as follows:

Call:	[ ]
Monday through Friday
[ a.m. to p.m.]

Write:	GraniteShares ETF Trust
c/o [ ]
[ ]
[ ]

Visit:	[www. .com]

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number: [811-xxxxx]

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STATEMENT OF ADDITIONAL INFORMATION

GRANITESHARES FUNDS	BATS GLOBAL MARKETS, INC. TICKER SYMBOL
GraniteShares Bloomberg Commodity Index Investment Fund
GraniteShares GSCI Commodity Index Investment Fund
GraniteShares S&P MLP Index Investment Fund

Each a series of GraniteShares ETF Trust (the “Trust”)

[        ], 2016

Investment Adviser:
GraniteShares Advisers, LLC

This Statement of Additional Information (“SAI”) is not a prospectus. With respect to the Trust’s series listed above, the SAI should be read in conjunction with the prospectus, dated [        ], 2016, as revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by writing the Funds’ distributor, [        ] (the “Distributor”), by visiting the Trust’s website at [        ], or by calling [        ].

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company currently consisting of multiple investment series, of which the GraniteShares Bloomberg Commodity Index Investment Fund, the GraniteShares GSCI Commodity Index Investment Fund, and the GraniteShares S&P MLP Index Investment Fund (each, a “Fund,” and collectively, the “Funds”) are series. The Trust was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). GraniteShares Advisers, LLC (the “Adviser”) serves as investment adviser to the Funds. Each Fund is a non-diversified management investment company under the 1940 Act. The investment objective of the GraniteShares Bloomberg Commodity Index Investment Fund (the “BCOM Fund”) is to track the performance, before fees and expenses, of the Bloomberg Commodity Index Total Return (the “BCOM Index”). The investment objective of the GraniteShares GSCI Commodity Index Investment Fund (the “GSCI Fund”) is to track the performance, before fees and expenses, of the S&P GSCI Total Return Index (the “GSCI Index”). The investment objective of the GraniteShares S&P MLP Index Investment Fund (the “MLP Fund”) is to track the performance, before fees and expenses, of the S&P MLP Index (the “MLP Index”). Each of the BCOM Index, the GSCI Index, and the MLP Index is referred to herein as an “Index”.

Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Only “Authorized Participants” may purchase or redeem Shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement (as defined below) with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Each Fund generally offers and issues Shares in exchange for a basket of financial instruments included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares are listed on the BATS Global Markets, Inc. (“the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of at least [        ] Shares (“Creation Unit Aggregations”).

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption (“Creation or Redemption Transaction Fee”). In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

ADDITIONAL INDEX INFORMATION

BLOOMBERG COMMODITY INDEX TOTAL RETURN

A brief description of the BCOM Index on which the BCOM Fund is based is provided below. Additional information about the BCOM Index, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at http://www.bloombergindices.com by clicking on the “Products” link at the top of the page, then clicking on the “Bloomberg Commodity Index Family” link. The index methodology can then be accessed under “Product Information” at the bottom of the page by clicking the “BCOM Methodology” link.

Component Selection Criteria: The BCOM Index is designed to be a highly liquid and diversified benchmark for commodities investments. The BCOM Index is composed of futures contracts on physical commodities which, unlike equity securities, normally specify a certain date for the delivery of the underlying physical commodity. To avoid the delivery process and maintain a long futures position, nearby contracts must be sold and contracts that have not yet reached the delivery period must be purchased. This process is known as “rolling” a futures position. Accordingly, the BCOM Index is a “rolling index.”

The Index Provider selects commodities for potential inclusion in the BCOM Index based on relative liquidity and production percentages. The Commodity Liquidity Percentage (“CLP”) for each futures contract (a “Designated Contract”) selected as a reference contract for a commodity designated for potential inclusion in the BCOM Index is determined by taking a five-year average of the product of trading volume and the historic U.S. dollar value of such futures contract and dividing the result by the sum of such products for all Designated Contracts. The Commodity Production Percentage (“CPP”) is also determined for each commodity designated for potential inclusion by taking a five-year average of production figures, adjusted by the historic U.S. dollar value of the applicable Designated Contract, and dividing the result by the sum of such products for all commodities designated for potential inclusion.

The CLP and the CPP are then combined (using a ratio of 2:1) to establish the Commodity Index Percentage (“CIP”) for each commodity designated for potential inclusion. This Commodity Index Percentage is then adjusted in accordance with the BCOM Index’s diversification rules to determine the commodities that will be included in the BCOM Index. The components of the BCOM Index, and the degree to which these components represent certain industries, may change over time.

Concentration Policy: The BCOM Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the BCOM Index is so concentrated.

Index Availability. The BCOM Index is calculated and disseminated throughout each day on which the sum of the CIPs for those commodities that are open for trading is greater than 50%.

Index Provider. UBS Securities LLC, together with Bloomberg Finance L.P., is the index provider for the BCOM Fund (the “BCOM Index Provider”). The BCOM Index Provider is not affiliated with the Trust, the Adviser, the Distributor, or [        ] (the “Administrator”). The Adviser has entered into a license agreement with the BCOM Index Provider to use the BCOM Index. The BCOM Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Adviser.

Changes to the Index Methodology. The BCOM Index is governed by a published, rules-based methodology. Changes to the methodology may be made only by the BCOM Index Provider and will be publicly disclosed at last four weeks prior to the implementation of any such change.

S&P GSCI TOTAL RETURN INDEX

A brief description of the GSCI Index on which the GSCI Fund is based is provided below. Additional information about the GSCI Index, including the components and weightings, as well as the rules that govern inclusion and weighting is available at http://us.spindices.com by clicking on the search bar at the top of the page, entering “GSCI,” then clicking on the “S&P GSCI” link. The index methodology can then be accessed under “Methodology” on the left side of the page.

Component Selection Criteria: The GSCI Index is designed as a benchmark for investment in the commodity markets and as a measure of commodity market performance over time. The GSCI Index is composed of futures contracts on physical commodities which, unlike equity securities, normally specify a certain date for the delivery of the underlying physical commodity. To avoid the delivery process and maintain a long futures position, nearby contracts must be sold and contracts that have not yet reached the delivery period must be purchased. This process is known as “rolling” a futures position. Accordingly, the GSCI Index is a “rolling index.”

Below is a summary of the criteria that a commodity futures contracts must satisfy to be eligible for inclusion in the GSCI Index:

●	The contract must be on a physical commodity.

●	The contract must have a specified expiration or provide for delivery or settlement at a specified time, or within a specified time period, in the future.

●	The contract must, at any given point in time, be available for trading at least five months prior to its expiration or such other date or time period specified for delivery or settlement.

●	The trading facility on which the contract is traded must allow market participants to execute spread transactions through a single order entry.

●	The contract must be denominated in U.S. dollars and traded on or through a trading facility that has its principal place of business or operations in a country that is a member of the Organization for Economic Cooperation and Development.

●	The contract must have a continuous price history of at least two years.

●	The price of each contract must be published between 10:00 AM and 4:00 PM Eastern Time on each business day by the trading facility on which it is traded.

●	The trading facility on which a contract is traded must: (i) make price quotations generally available to its members or participants (and to the GSCI Index Provider (as defined below)) in a manner and with a frequency that is sufficient to provide reasonably reliable indications of the level of the relevant market at any given point in time; (ii) make reliable trading volume information available to the Index Provider; (iii) accept bids and offers from multiple participants or price providers; and (iv) be accessible by a sufficiently broad range of participants.

●	A contract that is not included in the GSCI Index and is based on a commodity that is not represented in the GSCI Index must have an annualized total dollar value traded, over the relevant calculation period, of at least $15 billion. A contract that is not included in the GSCI Index and is based on a commodity that is represented in the GSCI Index must have an annualized total dollar value traded, over the relevant calculation period, of at least $30 billion.

●	The contract must satisfy the GSCI Index Provider’s index weight requirements, designed to enhance the tradability of the GSCI Index by eliminating those contracts that would account for de minimis percentages of the GSCI Index.

The index methodology includes rules designed to limit the number of contracts on the same commodity included in the GSCI Index. From the universe of eligible contracts, contracts are chosen for inclusion in the GSCI Index based primarily a world production-weighted basis. The components of the GSCI Index, and the degree to which these components represent certain industries, may change over time.

Concentration Policy: The GSCI Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the GSCI Index is so concentrated.

Index Availability. The GSCI Index is calculated and disseminated throughout the day on all business days, based on the NYSE Euronext Holiday & Hours schedule.

Index Provider. S&P Dow Jones Indices is the index provider for the GSCI Fund (the “GSCI Index Provider”). The GSCI Index Provider is not affiliated with the Trust, the Adviser, the Distributor, or the Administrator. The Adviser has entered into a license agreement with the GSCI Index Provider to use the GSCI Index. The GSCI Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Adviser.

Changes to the Index Methodology. The GSCI Index is governed by a published, rules-based methodology. Changes to the methodology may be made only by the GSCI Index Provider and will be publicly announced prior to their effective date wherever practicable.

S&P MLP INDEX

A brief description of the MLP Index on which the MLP Fund is based invests is provided below. Additional information about the MLP Index, including the components and weightings, as well as the rules that govern inclusion and weighting is available at http://us.spindices.com by clicking on the search bar at the top of the page, entering “MLP,” then clicking on the “S&P MLP” link. The index methodology can then be accessed under “Methodology” on the left side of the page.

Component Selection Criteria: The MLP Index, which is designed to measure leading partnerships that trade on major U.S. exchanges, includes both master limited partnerships as well as publicly traded limited liability companies, which have a similar legal structure to master limited partnerships and share the same tax benefits. To be eligible for inclusion in the MLP Index, companies must meet the following criteria:

● Be a publicly traded partnership with either a master limited partnership or a limited liability company structure.

● Be listed on the New York Stock Exchange (including NYSE Arca), the NYSE MKT, the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market.

● Belong to the Global Industry Classification Standard’s (”GICS”) Energy Sector (GICS Code 10) or Gas Utilities Industry (GICS Code 551020).

Eligible companies are selected for inclusion in the MLP Index as follows. All non-current index constituents with a market cap of less than $300 million and/or liquidity of less than $2 million are removed. All current index constituents with a market cap of less than $250 million and/or liquidity of less than $1.5 million are removed. The remaining stocks become index members. The components of the MLP Index, and the degree to which these components represent certain industries, may change over time.

Concentration Policy: The MLP Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the MLP Index is so concentrated.

Index Availability. The MLP Index is calculated and disseminated throughout the day on all business days of the year when the U.S. equity market is open.

Index Provider. S&P Dow Jones Indices is the index provider for the MLP Fund (the “MLP Index Provider”). The MLP Index Provider is not affiliated with the Trust, the Adviser, the Distributor, or the Administrator. The Adviser has entered into a license agreement with the MLP Index Provider to use the MLP Index. The MLP Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Adviser.

Changes to the Index Methodology. The MLP Index is governed by a published, rules-based methodology. Changes to the methodology may be made only by the MLP Index Provider and will be posted to the MLP Index Provider’s website and announced via email to all the MLP Index Provider’s clients.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

POLICY ON DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust (the “Board”) has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of each Fund’s shareholders. The policy is designed to: (i) protect the confidentiality of each Fund’s non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by the Adviser and each Fund with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. Each Fund’s portfolio holdings, or information derived from the Fund’s portfolio holdings, may, in the Adviser’s discretion, be made available to third parties if (i) such disclosure has been included in the Fund’s public filings with the Securities and Exchange Commission (the “SEC”) or is disclosed on the Fund’s publicly accessible website, (ii) such disclosure is determined by the Chief Compliance Officer (“CCO”) to be in the best interests of Fund shareholders and consistent with applicable law; (iii) such disclosure information is made equally available to anyone requesting it; and (iv) the Adviser determines that the disclosure does not present the risk of such information being used to trade against the Fund.

Each business day, portfolio holdings information will be provided to each Fund’s transfer agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of the Fund in the secondary market. Information with respect to each Fund’s portfolio holdings is also disseminated daily on the Trust’s website.

The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects a Fund’s anticipated holdings on the following business day. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described below.

Disclosure to providers of auditing, custody, proxy voting and other similar services for a Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell Shares of a Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Funds’ independent registered public accounting firm, the Funds’ Distributor, Administrator and custodian, the Funds’ legal counsel, the Funds’ financial printer and the Funds’ proxy voting service.

These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of a Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of a Fund’s fiscal year). Shareholders may obtain the Funds’ Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room. Under the Board’s policy on disclosure of portfolio holdings, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. As part of the annual review of the Funds’ compliance policies and procedures, the CCO will report to the Board regarding the operation and effectiveness of this policy, including as to any changes to the policies and procedures that have been made or recommendations for future changes. The Board is responsible for approving or ratifying any amendment to this policy.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS

The Funds’ investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

NON-DIVERSIFICATION

Each Fund is classified as non-diversified within the meaning of the 1940 Act, which means that it is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. As a non-diversified investment company, a Fund may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that a Fund assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers.

Each Fund’s investments will be limited, however, in order to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”).

BORROWING

Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its net assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Consistent with SEC staff guidance, financial instruments that involve a Fund’s obligation to make future payments to third parties will not be viewed as creating a “senior security” for purposes of the 1940 Act provided that the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) securities purchased or sold on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements.

Consistent with SEC staff guidance, a Fund will consider its obligations involving such a financial instrument as “covered” when the Fund (i) maintains an offsetting financial position, or (ii) segregates liquid assets (constituting cash, cash equivalents or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Dedicated Fund compliance policies and procedures, which the Board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (i) above, and the amounts of assets that need to be segregated for purposes of (ii) above (the “Asset Segregation Policies”).

The Asset Segregation Policies may require a Fund to sell a portfolio security or exit a transaction at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If segregated assets decline in value, the Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until the Fund’s obligations under the financial instruments have been satisfied. In addition, the Fund’s ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Fund to segregate.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices for each Fund and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used for “hedging,” which means that they may be used when the Adviser seeks to protect the Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.

Because some derivative instruments used by a Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. The obligation to cover or segregate such assets is described more fully under “Borrowing” in this SAI.

Futures contracts.     Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. For more information about swap agreements generally, see “Swaps” below. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (the “CFTC”) and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

The Fund generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund) an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily, and the variation margin is monitored by the Adviser and the Fund’s custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts.     A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Adviser may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts.     Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, the Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.

For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts.     A Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Options.     An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option), at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the over-the-counter market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of the Fund’s orders to close out open options positions.

Purchasing call and put options.     As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options.     Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options).     If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow the Fund to terminate its positions in written and purchased options. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by the Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

Over-the-counter (“OTC”) options.     Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While each Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. The Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. The Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Each Fund understands that the staff of the SEC has taken the position that purchased OTC options on securities are considered illiquid securities and that the assets segregated to cover the Fund’s obligation under an OTC option on securities it has written are considered illiquid. Pending a change in the staff’s position, the Fund will treat such OTC options on securities and “covering” assets as illiquid and subject to the Fund’s limitation on illiquid securities.

Risks of options.     A Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when the Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of the Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser is not successful in using options in managing the Fund’s investments, the Fund’s performance will be worse than if the Adviser did not employ such strategies.

Swaps.     Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

Each Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

New swaps regulation.     The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (i) registration and regulation of swap dealers and major swap participants; (ii) requiring central clearing and execution of standardized swaps; (iii) imposing margin requirements on swap transactions; (iv) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (v) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps.     In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, a Fund does not typically provide initial margin in connection with uncleared swaps. However, rules requiring both initial and variation margin for uncleared swaps have been adopted but are not yet effective as of the date hereof. When these rules take effect, the Fund may be required to post both initial margin and variation margin.

Cleared swaps.     Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing, and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Interest rate swaps.     An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (“LIBOR”), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease the Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Total return swaps.     Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset (e.g., a note, bond or securities index) in exchange for a regular payment, at a floating rate based on LIBOR, or alternatively at a fixed rate or the total rate of return on another financial instrument. A Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset). A fixed income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high yield bonds or emerging market bonds). A fixed income total return swap is similar to other swaps, such as interest rate swaps where payment streams are exchanged between a fund and the counterparty.

Options on swap agreements.     An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

Risks of swaps generally.     The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser correctly to predict which types of investments are likely to produce greater returns. If the Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, the Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Funds’ limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds’ identities as intended.

Certain IRS positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps.     Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Risks of cleared swaps.     As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators have proposed and are expected to adopt rules imposing certain margin requirements on uncleared swaps in the near future, which are likely to impose higher margin requirements on uncleared swaps.

Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Developing government regulation of derivatives.     The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goals. The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.

Equity Securities

Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Types of Equity Securities:

Common Stocks: Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks: Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Convertible Securities: Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at the Fund’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

Rights and Warrants: A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities: While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

●	factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

●	factors affecting an entire industry, such as increases in production costs; and

●	changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Government Securities

The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to the U.S. government-sponsored federal agencies and instrumentalities described above, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise’s operations.

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac.

Types of Government Securities:

U.S. Treasury Obligations: U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

Receipts are interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies: Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation, so that in the event of a default prior to maturity, there might not be a market, and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s Shares.

Investment Companies

A Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Master Limited Partnerships

A Fund may invest in equity securities of, or derivative investment contracts with respect to, master limited partnerships (“MLPs”) and their affiliates. MLPs generally have two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met. The general partner also generally receives a larger portion of the net income as incentive. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners.

MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are often required by their partnership agreements to distribute a large percentage of their current operating earnings. In the event of liquidation, MLP common unit holders have first right to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full. MLP common units trade on a national securities exchange or over-the-counter.

Limited liability company common units.     Some companies in which a Fund may invest, or with respect to which a Fund may hold derivative investment contracts, have been organized as limited liability companies (“MLP LLCs”). Such MLP LLCs are treated in the same manner as MLPs for federal income tax purposes. Consistent with its investment objective and policies, the Fund may invest in common units or other securities of such MLP LLCs. MLP LLC common units represent an equity ownership interest in an MLP LLC, entitling the holders to a share of the MLP LLC’s success through distributions and/or capital appreciation. Similar to MLPs, MLP LLCs typically do not pay federal income tax at the entity level and are required by their operating agreements to distribute a large percentage of their current operating earnings. MLP LLC common units trade on a national securities exchange or OTC. In contrast to MLPs, MLP LLCs have no general partner. In addition, MLP LLC common unitholders typically have voting rights with respect to the MLP LLC, whereas MLP common units have limited voting rights.

Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

There are also certain tax risks undertaken by a Fund when it invests in MLPs. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. Also, to the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Other Short-Term Instruments

The Fund may invest in short-term instruments, including short-term Treasuries and money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Lending Portfolio Securities

The Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors. An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

CYBER SECURITY

The Funds, their service providers, the Exchange, and Authorized Participants are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of the Funds, their service providers, the Exchange, or Authorized Participants may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate the Funds’ NAVs; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value. There can be no assurance that the Funds, their service providers, the Exchange, or Authorized Participants will not suffer losses relating to cyber attacks or other information security breaches in the future.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of the Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.	Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its net assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	Lend any security or make any other loan except to the extent permitted under the 1940 Act the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed without a shareholder vote.

1.	The Fund will not invest in illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

The investment objective of a Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the summary section of the Funds’ Prospectus under the “PURCHASE AND SALE OF FUND SHARES” and in the statutory Prospectus under “BUYING AND SELLING SHARES.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial twelve- month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of its Index or portfolio of securities on which the Fund is based is no longer calculated or available; (iii) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (iv) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove a Fund’s Shares from listing and trading upon termination of the Trust or the Fund.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an IOPV relating to each Fund. The IOPV calculations are estimates of the value of a Fund’s net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the net asset value per Share of a Fund, which is calculated only once a day. Neither the Funds or the Adviser, nor any of their affiliates is involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities: The management and affairs of the Trust and each Fund described in this SAI are overseen by the Board. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most registered investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of a Fund. Each Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The role of the members of the Board (the “Trustees”) in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure.

Thereafter, the Board continues its oversight function as various personnel, including the CCO, as well as personnel of the Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Funds’ investment advisory agreements with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds’ performance and the Funds’ investments, including, for example, portfolio holdings schedules.

The CCO reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Board has also established a Valuation Committee that is responsible for implementing the Trust’s valuation procedures and providing reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the CCO, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of a Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board and Officers:

There are [        ] members of the Board, [        ] of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). [William Rhind , an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead Independent Trustee.] The Board is comprised of [        ]% Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board- approved charter. [Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, the Board has determined not to designate a lead Independent Trustee at this time.]

The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute [        ]% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of the Independent Trustees.

Set forth below are the names, birth years, positions with the Trust, length of term of office, the number of portfolios in the Fund Complex (defined below) overseen, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee, as well as information about each officer of the Trust. The business address of each Trustee and officer of the Trust is 30 Vesey Street, 9th Floor, New York, New York 10007. The “Fund Complex” includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser. As of the date of this SAI, the Fund Complex consists of three funds.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee and/or Officer	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees and Officers
William Rhind	Trustee, Chairman of the Board
Independent Trustees

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

[        ]

BOARD COMMITTEES

The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of 100% of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee.

Nominating Committee. The Board has a standing Nominating Committee that is composed of 100% of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee.

Valuation Committee. The Board also has established a Valuation Committee that may be comprised of representatives from the Adviser, representatives from Administrator, counsel to the Funds, and/or members of the Board. The Valuation Committee operates under procedures approved by the Board. The Valuation Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available.

OWNERSHIP OF SHARES

The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares of the Funds and in all registered investment companies in the Fund Complex. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. [The Trustees and officers of the Trust own less than 1% of the outstanding Shares of the Trust.]

Name	Dollar Range of Shares	Aggregate Dollar Range of Shares (All Funds in the Complex)

Interested Trustees

William Rhind	[ ]	[ ]

Independent Trustees

	[ ]	[ ]

	[ ]	[ ]

COMPENSATION OF THE TRUSTEES AND OFFICERS

The Trustees are expected to receive the following estimated compensation, to be paid by the Trust, during the fiscal year ended [     ].

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex

Interested Trustees

William Rhind	[ ]	[ ]	[ ]	[ ]

Independent Trustees

	[ ]	[ ]	[ ]	[ ]

	[ ]	[ ]	[ ]	[ ]

CODES OF ETHICS

The Trust, the Adviser, and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). These Codes prohibit personnel of the Adviser and the Distributor from investing in securities that may be purchased or held by the Funds.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics has been filed with the SEC and may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Adviser exercises its proxy voting rights with regard to the holdings in the Funds’ investment portfolio with the goals of maximizing the value of the Funds’ investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of Management with those of shareholders, and increasing transparency of a company’s business and operations. Unless otherwise directed by the Board, it is the policy of the Adviser to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of securities being voted. Generally, this will mean voting for proposals that the Adviser believes will (i) improve the management of a company, (ii) increase the rights or preferences of the voted securities or (iii) increase the chance that a premium offer would be made for the company or for the voted securities.

The Adviser seeks to avoid material conflicts of interest by applying detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner and without consideration of any relationship factors. All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to a proxy voting committee for discussion and vote. Additionally, such committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Adviser weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. Because the Funds do not currently anticipate investing in voting securities other than money market mutual funds, an independent proxy voting service has not been retained; such a proxy voting service may be retained in the future, however, if such a need arises.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12 month period is available (i) without charge, upon request, by calling 1-844-764-6825 and (ii) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

GraniteShares Advisers, LLC , a Delaware limited liability company located at 30 Vesey Street, 9th Floor, New York, New York 10007, serves as the investment adviser to the Funds.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Funds, and manages the investment portfolios of the Funds, subject to the supervision of, and policies established by, the Board. [The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Advisory Agreement.]

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For its services, the Adviser receives a fee that is equal to 0.[     ]% per annum of the average daily net assets of the BCOM Fund, 0.[     ]% per annum of the average daily net assets of the GSCI Fund, and 0.[     ]% per annum of the average daily net assets of the MLP Fund, in each case calculated daily and paid monthly.

THE PORTFOLIO MANAGER

This section includes information about the Funds’ portfolio manager, including information about other accounts he manages, the dollar range of Shares he owns, and how he is compensated.

COMPENSATION

Benoit Autier is the Funds’ portfolio manager (the “Portfolio Manager”). [The Portfolio Manager’s compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

SHARES OWNED BY PORTFOLIO MANAGERS

As of the date of this SAI, the Portfolio Manager did not beneficially own Shares of the Fund.]

OTHER ACCOUNTS

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	[ ]	[ ]	[ ]

Number of Accounts Managed with Performance-Based Fees	[ ]	[ ]	[ ]

Assets Managed (assets in millions)	Not applicable*	[ ]	[ ]

Assets Managed with Performance-Based Fees	[ ]	[ ]	[ ]

* As Funds are new and have not commenced operations as of the date of this SAI.

CONFLICTS OF INTEREST

The Portfolio Manager’s management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other may give rise to potential conflicts of interest. The other accounts may have the same investment objectives as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund he manages. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.

THE DISTRIBUTOR

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THE ADMINISTRATOR

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THE CUSTODIAN

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THE TRANSFER AGENT

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LEGAL COUNSEL

Reed Smith LLP, with offices located at 1301 K Street, NW, Suite 1000, Washington, DC 20005 serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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DESCRIPTION OF SHARES

The Declaration of Trust establishing the Trust (the “Declaration of the Trust”) authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Each Fund’s Shares, when issued, are fully paid and non-assessable.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund, and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

Under the Declaration of Trust, the Trustees have the power to liquidate each fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions, which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks when appropriate.

The Adviser does not currently use the Funds’ assets for, or participate in, any third party soft dollar arrangements, although it may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research.

The Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including the Independent Trustees, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealer.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. The Funds are new and have no securities of “regular broker dealers” to report.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. The Funds are new and have no portfolio turnover rate to report.

BOOK ENTRY ONLY SYSTEM

Depositary Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of a Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC’s Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange and the Financial Industry Regulatory Authority, Inc.. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the applicable Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. The Funds are new and have no outstanding shareholders.

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of each Fund’s Shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. A Fund will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s Index; and (ii) the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount, and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearance Corporation (the “NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s Index.

The Trust reserves the right to permit or require the substitution of Deposit Cash in situations where a Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations. The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the applicable Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Creation Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Creation Transaction Fee is designed to cover.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by use of the Distributor’s electronic order entry system, telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the applicable Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the applicable Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

An order shall be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected, and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value, as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities, to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked-to-market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units (the “Creation Transaction Fee”), and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the Creation Transaction Fee from time to time based upon actual experience. The standard fixed creation transaction fee for the Funds will be $[     ]. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because the Fund’s Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the applicable Fund through the Distributor, and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS.

Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities, as announced by the Custodian on the Business Day of the request for redemption received in proper form, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. The standard fixed redemption transaction fee for the Funds will be $[     ]. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Distributor prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement, or order form, as the case may be. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

A Fund may, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, a Fund may require orders to be placed up to one or more business days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.

DETERMINATION OF NET ASSET VALUE

Net asset value per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Valuation Committee to determine a security’s fair value if a market price is not readily available. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Fund’s Index provider). In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the applicable Fund.

A Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code.

Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service, and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per share. Distributions reinvested in additional Shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting each Fund and its shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (“RIC”) Status. Each Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Under the Asset Test, a Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (i) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (ii) issuers more than 10% of whose outstanding voting securities are owned by the Fund..

If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test. In order to qualify for relief provisions for a failure to meet the Asset Test, the Fund may be required to dispose of certain assets. If the Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders, and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any taxable year for which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year, 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, and certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains generally will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional Shares.

However, a Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances. If the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (iii) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

A portion of the net investment income distributions of a Fund may be treated as qualified dividend income (which, for non-corporate shareholders, is generally eligible for taxation at reduced rates). The portion of distributions that the Fund may report as qualified dividend income is generally limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stocks and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and other foreign corporations if the stock with respect to which the dividend income is paid is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a shareholder to be qualified dividend income, the applicable Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. Distributions reported to Fund shareholders as capital gain dividends will be taxable at the rates applicable to long-term capital gains (for taxable years beginning on or before December 31, 2012, at a maximum rate of 20% for non-corporate shareholders), regardless of how long the shareholder has owned the Shares. Each Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to an additional 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of Shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have held Fund Shares for less than a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s total ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

If a Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and generally result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold.

A sale or exchange of Shares in a Fund may give rise to a capital gain or loss. In general, any capital gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise, the capital gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of Shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered, plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received, plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust, on behalf of a Fund, has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. The Trust reserves the absolute right to reject an order for Creation Units if acceptance of the securities to be exchanged for the Creation Units would have certain adverse tax consequences to the applicable Fund.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Risk of IRS Change in Interpretation. The foregoing discussion regarding RIC status is based on the IRS’ current position regarding the characterization of commodity futures, commodity options and swaps as “securities” the income from which would be good income under the 90% Test, discussed above. Based on recent pronouncements from the IRS, we understand that the IRS will now defer to the SEC to define which instruments are “securities” under Section 2(a)36 of the 1940 Act and, thus, for the RIC rules. Accordingly, we will structure the Fund’s investments in accordance with our understanding of the SEC’s interpretation of that rule. However, we note that in the past, the IRS had issued guidance regarding the definition of “securities” under the RIC rules and may change its current policy of deference to the SEC in the future. In such event, we anticipate that we would alter the nature of the investments held by the Fund to comply with subsequently issued IRS’ guidance, any of which we would expect to have prospective effect.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes in some cases. If as of the end of a Fund’s taxable year more than 50% of the value of the Fund’s assets consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens, resident aliens, or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Back-Up Withholding. A Fund or your broker will be required to withhold (as “backup withholding”) on taxable dividends paid to any shareholder, as well as the proceeds of any redemptions of Creation Units paid to a shareholder or Authorized Participant, who (i) fails to provide a correct taxpayer identification number certified under penalty of perjury; (ii) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (iii) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (iv) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Gains from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (i) meets the Code’s definition of “resident alien” or (ii) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Ordinary dividends, redemption payments and certain capital gain dividends paid after June 30, 2014 (or in certain cases, after later dates) to a shareholder that is a “foreign financial institution,” as defined in Section 1471 of the Code, and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Under current IRS guidance, withholding on such payments began or will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014. Withholding with respect to ordinary dividends began on July 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before July 1, 2014. Withholding on redemption payments and certain capital gain dividends is currently scheduled to begin on January 1, 2019. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. A Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

FINANCIAL STATEMENTS

You may request a copy of the Trust’s Annual Report, when available, at no charge by calling [     ] during normal business hours.

PART C

OTHER INFORMATION

GraniteShares ETF Trust

Item 28. Exhibits

(a)	(1) Certificate of Trust of GraniteShares ETF Trust(1)
(2) Declaration of Trust of GraniteShares ETF Trust(1)

(b)	Bylaws of GraniteShares ETF Trust*

(c)	Not Applicable

(d)	(1) Investment Advisory Agreement between GraniteShares ETF Trust and GraniteShares Advisers, LLC*
(2) Expense Limitation Agreement between GraniteShares ETF Trust and GraniteShares Advisers, LLC*

(e)	(1) Distribution Agreement between GraniteShares ETF Trust and Distributor*
(2) Form of Authorized Participant Agreement*

(f)	Not applicable

(g)	Custody Agreement between GraniteShares ETF Trust and Custodian*

(h)	(1) Fund Administration and Accounting Agreement between GraniteShares ETF Trust and Administrator*
(2) Transfer Agency and Service Agreement between GraniteShares ETF Trust and Transfer Agent*

(i)	Opinion and Consent of Counsel*

(j)	Consent of Independent Registered Public Accounting Firm*

(k)	Not applicable

(l)	Form of Initial Capital Agreement*

(m)	Form of Distribution and Service Plan*

(n)	Not applicable

(o)	Reserved

(p)	(1) Code of Ethics of the GraniteShares ETF Trust and GraniteShares Advisers, LLC*
(2) Code of Ethics of Distributor*

(1)	Filed herewith.
(*)	To be Filed by Pre-Effective Amendment

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Article Nine of the Registrant’s Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, or employees of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a) For a liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b) With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Article 9 of the Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Article 9 of the Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Advisor

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement.

The information as to the directors and officers of the GraniteShares Advisers, LLC set forth in GraniteShares Advisers, LLC Form ADV filed with the SEC (Reference No. xxx)[To be updated by Pre-Effective Amendment], and amended through the date hereof, is incorporated herein by reference.

Item 32. Principal Underwriters [To be Filed by Pre-Effective Amendment]

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

GraniteShares Advisers, LLC
30 Vesey Street, 9th Floor
New York, New York 10007

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 21st day of November 2016.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
Trustee

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ William Rhind	President (Principal Executive Officer) and Chief Financial Officer (Principal Financial and Accounting Officer)	November 21, 2016

EXHIBIT INDEX

(a)	(1)	Certificate of Trust of the GraniteShares ETF Trust

	(2)	Declaration of Trust of the GraniteShares ETF Trust

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